As filed with the Securities and Exchange Commission on May 29, 2009
1933 Act Registration No. 333-120168

1940 Act Registration No. 811-21647

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	7	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	8	[ X ]

(Check appropriate box or boxes)

Neuberger Berman Institutional Liquidity Series

(Exact Name of Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti

Chief Executive Officer and President

Neuberger Berman Institutional Liquidity Series
605 Third Avenue, 2nd Floor

New York, New York 10158-0180
(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
on _______________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
X	on July 29, 2009 pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on _______________ pursuant to paragraph (a)(2)

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund.

Neuberger Berman Institutional Liquidity Series

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 7 on Form N-1A

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits

Neuberger Berman Institutional Liquidity Series

Trust Class Shares

Institutional Cash Fund

Prime Money Fund

Prospectus July 29, 2009

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents

Trust Class Shares
Neuberger Berman Institutional Cash Fund	2
Neuberger Berman Prime Money Fund	8

YOUR INVESTMENT
Maintaining Your Account	14
Share Prices	16
Distributions and Taxes	16
Market Timing Policy	17
Portfolio Holdings Policy	17
Fund Structure	18

THESE FUNDS:

•	price their shares at 5:00 p.m. Eastern time
•

are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency. Notwithstanding the preceding statement, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. (See "U.S. Treasury Temporary Guarantee Program for Money Market Funds" for more information about the Program"s scope and limitations.)

•

carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover).

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman LLC. "Neuberger Berman Management LLC" and the individual Fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. ©2009 Neuberger Berman Management LLC. All rights reserved.
©2009 Neuberger Berman Fixed Income LLC. All rights reserved.

Neuberger Berman Institutional Cash Fund	Ticker Symbol: NBAXX

Goal & Strategy

The Fund seeks the highest available current income consistent with safety and liquidity.

To pursue this goal, the Fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Fund primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Fund will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The Portfolio Managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities.While adhering to the Fund"s stringent credit quality policies, the Portfolio Managers invest the Fund"s assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of the Fund"s share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

Money Market Funds

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall). The Fund has a stricter standard for maturity in that it seeks to maintain a dollar-weighted average maturity of 60 days or less.

The regulations require money market funds to limit investments to the top two short-term rating categories of credit quality and unrated securities determined by the investment adviser to be of equivalent quality. Under normal circumstances, the Fund will exceed this requirement by investing in only first tier securities.

2

Main Risks

Most of the Fund"s performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well. The Fund is also subject to credit risk, which is the risk that issuers may fail, or become less able or unable, to make payments when due.

Because the Fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Fund's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Fund to some risk.

The Fund's performance also could be affected if unexpected interest rate trends cause the Fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Fund's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company"s financial condition. Over time, the Fund may produce a lower return than bond or stock investments.

Recent Market Conditions. Recent events have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the value of many types of debt securities has been reduced, including, but not limited to, asset-backed securities. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Mortgage-backed securities have been especially affected by these events. Some financial institutions may have large (but still undisclosed) exposures to such securities, which could have a negative effect on the broader economy.

Securities in which the Fund invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell such investments to meet redemptions or for other cash needs, the Fund may suffer a loss.

Other Risks

Although the Fund has maintained a stable share price since its inception, and intends to continue to do so, its share price could fluctuate, meaning that there is a chance that you could lose money by investing in the Fund. This Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the portfolio securities. Securities issued or guaranteed by U.S. government agencies or instrumentalities may not be backed by the full faith and credit of the U.S. Treasury; some are backed only by the issuing entity.

3

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its policy of concentrating in the financial services group of industries. This could help the Fund avoid losses but may mean lost opportunities.

U.S. Treasury Temporary Guarantee Program for Money Market Funds

Notwithstanding the "Other Risks" above, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury"s Temporary Guarantee Program for Money Market Funds (the "Program"), of which the Fund is a participant.

Subject to certain conditions and limitations, in the event that the Fund's per share value falls below $0.995 and the Fund liquidates its holdings, the Program guarantees shareholders of record at the close of business on September 19, 2008 ("Designated Shareholders") of the Fund $1.00 per share for the lesser of either the number of shares the Designated Shareholder held in the Fund at the close of business on September 19, 2008, or the number of shares the Designated Shareholder held in the Fund on the date the Fund's per share value fell below $0.995. The Program applies only to Designated Shareholders who maintain an account with the Fund from the close of business on September 19, 2008 through the date on which the Fund's per share value falls below $0.995, if this were to occur, or the date on which the Program terminates. Designated Shareholders may purchase and redeem shares in their account during the period covered by the Program. However, the number of shares covered by the guarantee cannot exceed the number of shares a Designated Shareholder held in the Fund at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder"s account with the Fund increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

The Program will provide coverage to Designated Shareholders until September 18, 2009. The Secretary of the U.S. Treasury does not have authority to extend the Program for any additional amount of time. Assets available to the Program to support all participating money market funds is limited to the amount available for payment within the Exchange Stabilization Fund ("ESF"), as determined by the U.S. Treasury in its sole and absolute discretion, and payments under the Program are dependent on the availability of assets in the ESF at the time a request for payment is made. Payments will be made on a first-come-first-served basis. More information about the Program is available at http:// www.ustreas.gov. The U.S. Treasury has not in any manner approved, endorsed, sponsored or authorized this prospectus or the Fund.

4

Performance

The chart and table below provide an indication of the risks of investing in Trust Class shares of the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

Best quarter: [ ]% Worst quarter: [ ]% Year-to-date performance as of 6/30/2009: [ ]%

AVERAGE ANNUAL TOTAL %
RETURNS AS OF 12/31/2008*

	1 Year	5 Year	Since Inception 5/8/2000
Institutional Cash Fund	[ ]	[ ]	[ ]

*

For the period from the Fund's inception through 2/9/2001, and from 12/30/2004 to 9/28/2008, the Fund was organized as a feeder fund in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, and beginning again as of 9/28/2008, the Fund was organized in a single-tier structure. As of 12/30/2004, responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management LLC to Lehman Brothers Asset Management Inc. As of 12/15/2006, responsibility for the day-to-day portfolio management of the Fund was transferred from Lehman Brothers Asset Management Inc. to Neuberger Berman Fixed Income LLC. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions. The figures assume that all distributions were reinvested in the Fund, and include all Fund expenses.

To obtain the Fund's current yield, call 800-877-9700 or visit www.nb.com. The current yield is the Fund's net income over a recent seven-day period expressed as an annual rate of return.

5

Investor Expenses

The Fund does not charge you any fees for buying or selling Trust Class shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among mutual funds.

FEE TABLE

Shareholder Fees	None
Annual operating expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	0.23
Distribution (12b-1) fees	None
Other expenses***	[ ]
Total annual operating expenses	[ ]

EXPENSE EXAMPLE@

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$[ ]	$[ ]	$[ ]	$[ ]

*	The figures in the table are based on last year"s expenses except as noted in footnote ***.

**	"Management fees" includes investment management and administration fees.

***

"Other expenses" has been restated to reflect the Fund's expenses for participation in the U.S. Department of the Treasury"s Temporary Guarantee Program for Money Market Funds (the "Treasury Program"). These expenses will not be waived or reimbursed under any expense limitation arrangement with Neuberger Berman Management LLC. See "U.S. Treasury Temporary Guarantee Program for Money Market Fund's for more information.

@	The Fund's expenses for participation in the Treasury Program, which is scheduled to end on 09/18/2009, are reflected in the Expense Example for only the initial year in each of the periods shown.

Portfolio Managers

John C. Donohue, Managing Director, Neuberger Berman Fixed Income LLC ("NB Fixed Income"), has primary responsibility for managing the Taxable Cash Management product group at NB Fixed Income. Prior to joining NB Fixed Income in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

Timothy J. Robey, Vice President, NB Fixed Income, joined NB Fixed Income in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

Investment Manager

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Fund's Board of Trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as the Fund's investment manager and expenses paid directly by the Fund. The Manager engages Neuberger Berman Fixed Income LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Neuberger Berman Fixed Income LLC. For the 12 months ended 3/31/2009, the management/administration fees paid to the Manager by the Fund were [ ]% of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund's annual report to shareholders, dated March 31, 2009.

6

Financial Highlights
Year Ended October 31,		2004	2005(1)	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2008	Year ended 3/31/2009
Per-share data ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of period	1.0000	1.0000	1.0000	1.0000	1.0000

Plus:	Income from investment operations
	Net investment income	0.0092	0.0083	0.0353	0.0499	0.0472
	Net gains/losses - realized	0.0000	0.0000	(0.0000)	(0.0000)	(0.0000)
	Subtotal: income from investment operations	0.0092	0.0083	0.0353	0.0499	0.0472

Minus:	Distributions to shareholders
	Income dividends	0.0092	0.0083	0.0353	0.0499	0.0472
	Capital gain distributions	0.0000	0.0000	-	-	-
	Subtotal: distributions to shareholders	0.0092	0.0083	0.0353	0.0499	0.0472

Equals:	Share price (NAV) at end of period	1.0000	1.0000	1.0000	1.0000	1.0000

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain reimbursement/waiver and/or expense offset arrangements had not been in effect.
Net expenses - actual		0.28	0.28(2)	0.28	0.26	0.26
Gross expenses(3)		-	0.30(2)	0.30	0.28	0.26
Expenses(4)		0.28	0.28(2)	0.28	0.26	0.26
Net investment income (loss) - actual		0.92	1.99(2)	3.54	5.00	4.64
OTHER DATA
Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested.
Total return (%)		0.93	0.83(5)(6)	3.59(6)	5.11(6)	4.83
Net assets at end of period (in millions of dollars)		2,691.5	2,247.9	2,028.5	2,125.0	2,955.7

The figures above for the periods 12/30/2004 to 9/28/2008 are from periods during which the Fund was organized as a feeder fund in a master-feeder structure. All of the above figures were obtained from the 2009 financial statements which were audited by [ " ], the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1)	Period from 11/1/2004 to 3/31/2005.

(2)	Annualized.

(3)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)	Shows what this ratio would have been if there had been no expense offset arrangements.

(5)	Not annualized.

(6)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of the investment management fee.

7

Neuberger Berman Prime Money Fund	Ticker Symbol: NBPXX

Goal & Strategy

The Fund seeks the highest available current income consistent with safety and liquidity.

To pursue this goal, the Fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Fund primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Fund will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The Portfolio Managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Fund's stringent credit quality policies, the Portfolio Managers invest the Fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of the Fund's share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

Money Market Funds

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall). The Fund has a stricter standard for maturity in that it seeks to maintain a dollar-weighted average maturity of 60 days or less.

The regulations require money market funds to limit investments to the top two short-term rating categories of credit quality and unrated securities determined by the investment adviser to be of equivalent quality. Under normal circumstances, the Fund will exceed this requirement by investing in only first tier securities.

8

Main Risks

Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well. The Fund is also subject to credit risk, which is the risk that issuers may fail, or become less able or unable, to make payments when due.

Because the Fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Fund's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Fund to some risk.

The Fund's performance also could be affected if unexpected interest rate trends cause the Fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Fund's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company"s financial condition. Over time, the Fund may produce a lower return than bond or stock investments.

Recent Market Conditions. Recent events have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the value of many types of debt securities has been reduced, including, but not limited to, asset-backed securities. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Mortgage-backed securities have been especially affected by these events. Some financial institutions may have large (but still undisclosed) exposures to such securities, which could have a negative effect on the broader economy.

Securities in which the Fund invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell such investments to meet redemptions or for other cash needs, the Fund may suffer a loss.

Other Risks

Although the Fund has maintained a stable share price since its inception, and intends to continue to do so, its share price could fluctuate, meaning that there is a chance that you could lose money by investing in the Fund. This Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the portfolio securities. Securities issued or guaranteed by U.S. government agencies or instrumentalities may not be backed by the full faith and credit of the U.S. Treasury; some are backed only by the issuing entity.

9

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its policy of concentrating in the financial services group of industries. This could help the Fund avoid losses but may mean lost opportunities.

U.S. Treasury Temporary Guarantee Program for Money Market Funds

Notwithstanding the "Other Risks" above, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury"s Temporary Guarantee Program for Money Market Funds (the "Program"), of which the Fund is a participant.

Subject to certain conditions and limitations, in the event that the Fund's per share value falls below $0.995 and the Fund liquidates its holdings, the Program guarantees shareholders of record at the close of business on September 19, 2008 ("Designated Shareholders") of the Fund $1.00 per share for the lesser of either the number of shares the Designated Shareholder held in the Fund at the close of business on September 19, 2008, or the number of shares the Designated Shareholder held in the Fund on the date the Fund's per share value fell below $0.995. The Program applies only to Designated Shareholders who maintain an account with the Fund from the close of business on September 19, 2008 through the date on which the Fund's per share value falls below $0.995, if this were to occur, or the date on which the Program terminates. Designated Shareholders may purchase and redeem shares in their account during the period covered by the Program. However, the number of shares covered by the guarantee cannot exceed the number of shares a Designated Shareholder held in the Fund at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder"s account with the Fund increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

The Program will provide coverage to Designated Shareholders until September 18, 2009. The Secretary of the U.S. Treasury does not have authority to extend the Program for any additional amount of time. Assets available to the Program to support all participating money market funds is limited to the amount available for payment within the Exchange Stabilization Fund ("ESF"), as determined by the U.S. Treasury in its sole and absolute discretion, and payments under the Program are dependent on the availability of assets in the ESF at the time a request for payment is made. Payments will be made on a first-come-first-served basis. More information about the Program is available at http:// www.ustreas.gov. The U.S. Treasury has not in any manner approved, endorsed, sponsored or authorized this prospectus or the Fund.

10

Performance

The chart and table below provide an indication of the risks of investing in Trust Class shares of the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

Best quarter: [ ]% Worst quarter: [ ]% Year-to-date performance as of 6/30/2009: [ ]%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	Since Inception 12/27/2004
Prime Money Fund	[ ]	[ ]

•

For the period from the Fund's inception through 9/28/2008, the Fund was organized as a feeder fund in a master-feeder structure. As of 9/29/2008, the Fund is organized in a single-tier structure. As of 12/15/2006, responsibility for the day-to-day portfolio management of the Fund was transferred from Lehman Brothers Asset Management Inc. to Neuberger Berman Fixed Income LLC. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions. The figures assume that all distributions were reinvested in the Fund, and include all Fund expenses.

To obtain the Fund's current yield, call 800-877-9700 or visit www.nb.com. The current yield is the Fund's net income over a recent seven-day period expressed as an annual rate of return.

11

Investor Expenses

The Fund does not charge you any fees for buying or selling Trust Class shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among mutual funds.

FEE TABLE

Shareholder Fees	None
Annual operating expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	0.23
Distribution (12b-1) fees***	None
Other expenses****	[ ]
Total annual operating expenses	[ ]

EXPENSE EXAMPLE@

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$[ ]	$[ ]	$[ ]	$[ ]

*	The figures in the table are based on last year"s expenses except as noted in footnote ****.

**	"Management fees" includes investment management and administration fees.

***

The Fund has adopted a rule 12b-1 plan, although it currently does not charge any distribution (12b-1) fees. However, upon approval by the Fund's Board of Trustees, the Fund may charge a maximum fee of 0.15% of average net assets.

****

"Other expenses" has been restated to reflect the Fund's expenses for participation in the U.S. Department of the Treasury"s Temporary Guarantee Program for Money Market Funds (the "Treasury Program"). These expenses will not be waived or reimbursed under any expense limitation arrangement with Neuberger Berman Management LLC. See "U.S. Treasury Temporary Guarantee Program for Money Market Fund's for more information.

@	The Fund's expenses for participation in the Treasury Program, which is scheduled to end on 09/18/2009, are reflected in the Expense Example for only the initial year in each of the periods shown.

Portfolio Managers

John C. Donohue, Managing Director, Neuberger Berman Fixed Income LLC ("NB Fixed Income"), has primary responsibility for managing the Taxable Cash Management product group at NB Fixed Income. Prior to joining NB Fixed Income in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

Timothy J. Robey, Vice President, NB Fixed Income, joined NB Fixed Income in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

Investment Manager

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Fund's Board of Trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as the Fund's investment manager and expenses paid directly by the Fund. The Manager engages Neuberger Berman Fixed Income LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Neuberger Berman Fixed Income LLC. For the 12 months ended 3/31/2009, the management/administration fees paid to the Manager by the Fund were [ ]% of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund's annual report to shareholders, dated March 31, 2009.

12

Financial Highlights
Year Ended March 31,		2005(1)	2006	2007	2008	2009
Per-share data ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of period	1.0000	1.0000	1.0000	1.0000

Plus:	Income from investment operations
	Net investment income	0.0058	0.0353	0.0500	0.0468
	Net gains/losses - realized	0.0000	(0.0000)	(0.0000)	0.0000
	Subtotal: income from investment operations	0.0058	0.0353	0.0500	0.0468

Minus:	Distributions to shareholders
	Income dividends	0.0058	0.0353	0.0500	0.0468
	Capital gain distributions	0.0000	-	-	-
	Subtotal: distributions to shareholders	0.0058	0.0353	0.0500	0.0468

Equals:	Share price (NAV) at end of period	1.0000	1.0000	1.0000	1.0000

RATIOS (% OF AVERAGE NET ASSTS)

The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain reimbursement/waiver and/or expense offset arrangements had not been in effect.

Net expenses - actual		0.31(2)	0.28	0.27	0.27
Gross expenses(3)		0.33(2)	0.30	0.28	0.27
Expenses(4)		0.32(2)	0.28	0.27	0.27
Net investment income (loss) - actual		2.23(2)	3.57	5.00	4.64

OTHER DATA
Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested.
Total return (%)		0.58(5)(6)	3.59(6)	5.11(6)	4.78
Net assets at end of period (in millions of dollars)		701.8	831.9	804.6	1,150.4

The figures above prior to 9/28/2008 are from periods during which the Fund was organized as a feeder fund in a master-feeder structure. All of the above figures were obtain from the 2009 financial statements which were audited by [ " ], the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1)	Period from 12/27/2004 (beginning of operations) to 3/31/2005.

(2)	Annualized.

(3)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)	Shows what this ratio would have been if there had been no expense offset arrangements.

(5)	Not annualized.

(6)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees.

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Your Investment

Maintaining Your Account

The Funds offer their Trust Class shares as cash sweep vehicles for investment advisory, brokerage, certain benefit plans and other accounts managed or established at Neuberger Berman or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Neuberger Berman. All investments must be made in U.S. dollars. Contact Neuberger Berman for more information on eligible benefit plans.

The Funds are designed so that free credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances of $100 or more in an eligible account are automatically invested in Fund shares on a daily basis. These amounts include proceeds of securities sold in your plan"s account.

There is no sales charge or commission paid for investment in Fund shares. The Funds do not issue certificates for shares.

Under certain circumstances, the Funds reserve the right to:

•	suspend the offering of shares
•	reject any purchase order
•	suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
•	satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
•

suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")

•

suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")

•	suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed
•

suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve Wire System ("Federal Reserve") or the bond market closes early (e.g., on the eve of a major holiday or because of a local emergency, such as a blizzard)

•

postpone payments for redemption requests received after 3:30 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

•	change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
•	remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

The proceeds from the shares you sell are generally credited to your account on the same business day the sell order is executed, and nearly always within three business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

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Distribution and Shareholder Servicing Fees

The Prime Money Fund has adopted a plan under which it may pay a maximum of 0.15% of its average net assets each year to support share distribution and shareholder servicing. The Fund does not currently charge such a fee but may do so upon approval of the Fund's Board of Trustees. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

Eligible Accounts

The Trust Class shares of each Fund are also available to qualified retirement plans, benefit plans and other accounts managed by Neuberger Berman or its affiliates.

The fees and policies outlined in this prospectus are set by each Fund and by Neuberger Berman Management LLC. However, most of the information you will need for managing your investment will come from Neuberger Berman or its affiliates. This includes information on how to buy and sell Trust Class shares, investor services, and additional policies.

In exchange for the services it offers, Neuberger Berman or its affiliates charges fees, which are generally in addition to those described in this prospectus.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

15

Share Prices

Because Trust Class shares of each Fund do not have sales charges, the price your account pays for each share of each Fund is that Fund's net asset value per share. Similarly, because there are no fees for selling shares, each Fund pays the full share price when your account sells shares. Remember that Neuberger Berman may charge fees for its investment management services.

The Funds are generally open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares normally will not be priced on those days and any other day on which the Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. Notice of such an event would be posted on the Neuberger Berman website, www.nb.com. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Funds may close early and all orders received after such earlier closing times will be processed the following business day.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). Each Fund calculates its share price as of 5:00 p.m., Eastern time. Fund investors whose purchase orders are converted to "federal Fund's before 6:00 p.m., Eastern time, will accrue a dividend the same day. Shares sold will not accrue dividends on the day of the sale.

Neuberger Berman will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). The Funds and Neuberger Berman reserve the right to suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

The Funds will accept buy and sell orders until 5:00 p.m. Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when your order is received, it is possible that a Fund's share price could change on days when you are unable to buy or sell shares. The Funds intend to maintain a stable share price.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

Share Price Calculations

The price of a Trust Class share of a Fund is the total value of the Fund's assets attributable to its Trust Class shares minus its liabilities attributable to that class, divided by the total number of its Trust Class shares outstanding.

When valuing portfolio securities, each Fund uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, the Fund does not anticipate that its share price will fluctuate.

Distributions and Taxes

Distributions. Each Fund pays out to shareholders its net investment income and any net realized capital gains it earns. Each Fund ordinarily declares income dividends at approximately 4:00 p.m., Eastern time, on each business day and pays them monthly, and any net short-term capital gains normally are paid annually in December. The Funds do not anticipate making any long-term capital gain distributions.

Each Fund's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments are made to future days" income dividends.

16

Consult Neuberger Berman about whether distributions from a Fund to your account will be reinvested in additional shares of the Fund or paid to your account in cash. Although Fund distributions are actually made to the investment provider that holds the Fund shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the beneficial owner of the Fund shares.

How distributions are taxed. Fund dividends paid to tax-advantaged retirement plans and accounts and other tax- exempt investors (collectively "exempt investors") are tax-free though eventual withdrawals from those accounts generally are subject to tax. Fund dividends paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Fund.

Dividends are generally taxable to you, if at all, in the year you receive them. In some cases, however, dividends you receive in January are taxable as if they had been paid the preceding December 31st. Distributions of net investment income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, a portion of the income dividends from each Fund is free from state and local income taxes.

How share transactions are taxed. When a tax-exempt investor sells (redeems) Fund shares in its account, there are no tax consequences to the investor. For other shareholders, a sale (redemption) of the Fund's shares will not result in a taxable gain or loss as long as the Fund maintains a share price of $1.00.

Taxes and You

For shareholders other than tax-exempt investors, the taxes you actually owe on distributions can vary with many factors, such as your marginal tax bracket, how long you held your shares and whether you owe alternative minimum tax.

Most importantly, consult your tax professional. Everyone"s tax situation is different, and your professional should be able to help you answer any questions you might have.

Market Timing Policy

In light of the nature and high quality of the Fund's investments and the Fund's investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Board of Trustees that are applicable to other funds in the fund family are generally not applicable with respect to frequent purchases and redemptions of Fund shares ("market- timing activities"). It is expected that the Funds will be used by shareholders for short-term investing and by certain selected accounts utilizing the Funds as cash sweep vehicles. However, frequent purchases and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Funds reserve the right to reject any purchase order in order to combat such activities.

Portfolio Holdings Policy

A description of the Fund's policies and procedures with respect to the disclosure of the Funds" portfolio holdings is available in the Funds" Statement of Additional Information. The complete portfolio holdings for each Fund are available at www.nb.com. Daily holdings will be posted on the following business day.

Each Fund"s complete portfolio holdings will remain available at this website until the subsequent day"s holdings have been posted. Complete portfolio holdings for each Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

17

Fund Structure

Each Fund uses a "multiple class" structure. Each Fund may offer one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class of each Fund.

18

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NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

Trust Class Shares
•   No load, no sales charges

If you would like further details on these Funds, you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about each Fund, including:

•	a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund"s performance during the last fiscal year
•	Fund performance data and financial statements
•	portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on each Fund, including:

•	various types of securities and practices, and their risks
•	investment limitations and additional policies
•	information about each Fund"s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman Fixed Income LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Website: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC"s Public Reference Section,100 F Street N.E., Washington, D.C. 20549-9303. They are also available from the EDGAR Database on the SEC"s website at www.sec.gov.

You may also view and copy the documents at the SEC"s Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

SEC file number 811-21647
E0477 07/09

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

STATEMENT OF ADDITIONAL INFORMATION

Trust Class Shares

DATED July [__], 2009

NEUBERGER BERMAN INSTITUTIONAL CASH FUND

NEUBERGER BERMAN PRIME MONEY FUND

605 Third Avenue, 2nd Floor, New York, NY 10158-0180
Toll Free 800-877-9700

Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund (each a “Fund”) are mutual funds that offer shares pursuant to a Prospectus dated July [__], 2009.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Funds’ Prospectus. This SAI is not an offer to sell any shares of the Funds. A written offer can be made only by a prospectus.

The Funds’ Prospectus provides more information about the Funds that you should know before investing. You should read that Prospectus carefully before investing.

The Funds’ financial statements, notes thereto and the reports of their independent registered public accounting firms are incorporated by reference from the Funds’ annual report to shareholders into (and are therefore legally part of) this SAI.

You can get a free copy of the Prospectus or annual report from Neuberger Berman Management LLC, formerly, Neuberger Berman Management Inc. (“NB Management”), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman LLC. “Neuberger Berman Management LLC” and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management LLC.

©2009 Neuberger Berman Management LLC. All rights reserved.

©2009 Neuberger Berman Fixed Income LLC. All rights reserved.

TABLE OF CONTENTS

INVESTMENT INFORMATION	1
Investment Policies and Limitations	1
Cash Management and Temporary Defensive Positions	4
Additional Investment Information	5
CERTAIN RISK CONSIDERATIONS	25
PERFORMANCE INFORMATION	25
TRUSTEES AND OFFICERS	25
Information about the Board of Trustees	25
Information about the Officers of the Trust	33
Ownership of Securities	41
Independent Fund Trustees Ownership of Securities	42
INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES	42
Investment Manager and Administrator	42
Management and Administration Fees	44
Contractual Fee Cap	45
Sub-Adviser	45
Investment Companies Managed	46
Codes of Ethics	46
Management and Control of NB Management and Neuberger Berman Fixed Income	47
DISTRIBUTION ARRANGEMENTS	47
Distributor	47
ADDITIONAL PURCHASE INFORMATION	51
Share Prices and Net Asset Value	51
Financial Intermediaries	51
VALUATION OF PORTFOLIO SECURITIES	51
ADDITIONAL REDEMPTION INFORMATION	51
Suspension of Redemptions	51
Redemptions in Kind	52
DIVIDENDS AND OTHER DISTRIBUTIONS	52
ADDITIONAL TAX INFORMATION	53
Taxation of the Funds	53
PORTFOLIO TRANSACTIONS	54
Portfolio Holdings Disclosure Policy	56
Portfolio Holdings Disclosure Procedures	56
Portfolio Holdings Approved Recipients	57
Expense Offset Arrangement	58
Proxy Voting	59
REPORTS TO SHAREHOLDERS	60
ORGANIZATION, CAPITALIZATION AND OTHER MATTERS	60
The Funds	60
CUSTODIAN AND TRANSFER AGENT	61
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS	61
LEGAL COUNSEL	61
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	61
REGISTRATION STATEMENT	62
FINANCIAL STATEMENTS	62
APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER	A-1

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PORTFOLIO TRANSACTIONS	54
Portfolio Holdings Disclosure Policy	56
Portfolio Holdings Disclosure Procedures	56
Portfolio Holdings Approved Recipients	57
Expense Offset Arrangement	58
Proxy Voting	59
REPORTS TO SHAREHOLDERS	60
ORGANIZATION, CAPITALIZATION AND OTHER MATTERS	60
The Funds	60
CUSTODIAN AND TRANSFER AGENT	61
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS	61
LEGAL COUNSEL	61
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	61
REGISTRATION STATEMENT	62
FINANCIAL STATEMENTS	62
APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER	A-1

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INVESTMENT INFORMATION

Each Fund is a separate operating series of Neuberger Berman Institutional Liquidity Series (“Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“SEC”) as a diversified, open-end management investment company. The Trust is advised by NB Management and sub-advised by Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) (“Neuberger Berman Fixed Income”).

Through September 28, 2008, Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund were organized as feeder funds in master-feeder structures rather than in a single-tier, multiple class structure. As feeder funds, Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund each were series of the Trust and each invested all of its net investable assets in Money Market Master Series (formerly, Institutional Liquidity Portfolio) and Prime Master Series (formerly, Prime Portfolio) (each a “Master Series”), respectively, each a series of Institutional Liquidity Trust. As of September 29, 2008, these Funds are organized in a single-tier structure and invest directly in securities.

The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust (“Fund Trustees”) without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

(1) 67% of the total units of beneficial interest (“shares”) of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

(2) a majority of the outstanding shares of the Fund.

These percentages are required by the Investment Company Act of 1940, as amended (“1940 Act”), and are referred to in this SAI as a “1940 Act majority vote.”

Investment Policies and Limitations

Each Fund has the following fundamental investment policy:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

A Fund’s policy on “Investments in Any One Issuer” does not limit a Fund’s ability to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

Fund determines the “issuer” of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act (“Rule 2a-7”). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit (“CDs”) are interpreted to include similar types of time deposits.

Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, Neuberger Berman Fixed Income will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

The following investment policies and limitations are fundamental and apply to each Fund unless otherwise indicated:

1.     Borrowing. Neither Fund may borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund’s total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, a Fund may borrow from any person for temporary purposes in an amount not exceeding 5% of the Fund’s total assets at the time the loan is made.

2.     Commodities. Neither Fund may purchase commodities or contracts thereon, but this restriction shall not prohibit a Fund from purchasing the securities of issuers that own interests in any of the foregoing.

3.     Diversification. Neither Fund may with respect to 75% of the value of its total assets purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“U.S. Government and Agency Securities”), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, a Fund is subject to the diversification requirements under Rule 2a-7.)

4.     Industry Concentration. Neither Fund may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that each Fund normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. There is no investment limitation with respect to (i) U.S. Government and Agency

Securities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

5.     Lending. Neither Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

6.     Real Estate. Neither Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

7.     Senior Securities. Neither Fund may issue senior securities, except as permitted under the 1940 Act.

8.     Underwriting. Neither Fund may engage in the business of underwriting securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”).

Senior Securities: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short sales, futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

The following investment policies and limitations are non-fundamental and apply to each Fund unless otherwise indicated:

1.     Investments in Any One Issuer. Neither Fund may purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of that issuer.

2.     Illiquid Securities. Neither Fund may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

3.     Borrowing. Neither Fund will invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, neither Fund currently intends to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. Although each Fund has a fundamental policy allowing it to borrow from any person for temporary purposes in an amount not exceeding 5% of that Fund’s total assets at the time the loan is made, neither Fund will exercise this authority. The foregoing sentence does not limit the ability of a Fund to borrow from banks for temporary or emergency purposes or enter into reverse repurchase agreements in accordance with its fundamental limit on borrowing.

4.     Lending. Except for the purchase of debt securities and engaging in repurchase agreements, neither Fund may make any loans other than securities loans.

5.     Margin Transactions. Neither Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

Cash Management and Temporary Defensive Positions

For temporary defensive purposes, or to manage cash pending investment or payout, each Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds, and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations.

In reliance on an SEC exemptive rule, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude an investing Fund from paying a sales charge, as defined in rule 2830(b) of the NASD Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) (“sales charge”), or service fee, as defined in rule 2830(b)(9) of those rules, in connection with its purchase or redemption of the money market fund’s or unregistered fund’s shares, or the Fund’s investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

Borrowing (Both Funds)

If at any time borrowings exceed 33 1/3% of the value of a Fund’s total assets, that Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation.

Additional Investment Information

Each Fund may make the following investments, among others, some of which are part of each Fund’s principal investment strategies and some of which are not. The principal risks of each Fund’s principal investment strategies are discussed in the Funds’ Prospectus. A Fund will not necessarily buy all of the types of securities or use all of the investment techniques that are described.

Financial Services Obligations. Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers’ acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field.

Because each Fund normally will concentrate more than 25% of their respective total assets in the obligations of companies in the financial services industries, each Fund will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome laws and government regulation, the availability and cost of capital funds, increased competition affecting the financial services companies, consolidation and adverse economic conditions. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. The profitability of financial services companies is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers’ acceptances in which a Fund invests typically are not covered by deposit insurance.

Policies and Limitations. Each Fund normally will invest more than 25% of their respective total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

Risks of Fixed Income Securities. Fixed income securities are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity (“interest rate risk”), market perception of the creditworthiness of the issuer, and market liquidity (“market risk”). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Call Risk. Some debt securities in which a Fund may invest are also subject to the risk that the issuer might repay them early (“call risk”). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Fund holding a callable security may not enjoy the increase in the security’s market price that usually accompanies a decline in rates. Furthermore, a Fund would have to reinvest the proceeds from the called security at the current, lower rates.

Ratings of Fixed Income Securities. Each Fund may purchase securities rated by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch, Inc. or any other nationally recognized statistical rating organization (“NRSRO”) (please see the Funds’ prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although a Fund may rely on the ratings of any NRSRO, a Fund mainly refers to ratings assigned by S&P, Moody’s and Fitch, Inc., which are described in Appendix A. Each Fund may also invest in unrated securities that are deemed comparable in quality by Neuberger Berman Fixed Income to the rated securities in which a Fund may permissibly invest.

High-quality debt securities. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody’s or Fitch, Inc. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Neuberger Berman Fixed Income to be of comparable quality.

Ratings Downgrades. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Fund. In such a case, Neuberger Berman Fixed Income will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

Duration. Duration of an individual portfolio security is a measure of the security’s price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration, a Fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

Maturity. Each Fund has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, a Fund will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Fund to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Each Fund has a stricter standard for maturity and seek to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

U.S. Government and Agency Securities. “U.S. Government Securities” are obligations of the U.S. Treasury backed by the full faith and credit of the United States. Due to recent market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline. As a result of this and other market influences, yields of short-term U.S. Treasury debt instruments are currently near historical lows.

“U.S. Government Agency Securities” are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as Ginnie Mae, Fannie Mae, Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (also known as SLM Corp. and formerly known as the Student Loan Marketing Association), Federal Home Loan Banks (“FHLB”), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer’s ability to borrow from the U.S. Treasury, subject to the U.S. Treasury’s discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See “Mortgage-Backed Securities,” below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

Each Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of U.S. Treasury bills with comparable maturities.

Policies and Limitations. Each Fund may invest 25% or more of its total assets in U.S. Government and Agency Securities.

Illiquid Securities. Generally, illiquid securities are securities that cannot be expected to be sold or disposed of within seven days at approximately the price at which they are valued by a Fund. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Neuberger Berman Fixed Income, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by a Fund may be subject to legal restrictions, which could be costly to it.

Policies and Limitations. No Fund may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities.

Repurchase Agreements. In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Neuberger Berman Fixed Income monitors the creditworthiness of sellers.

A Fund may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

Policies and Limitations. Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for a Fund’s account by its custodian or a bank acting as the Fund’s agent.

Securities Loans. Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Neuberger Berman Fixed Income, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is continuously maintained by the borrower with a Fund. A Fund may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower that has delivered equivalent collateral. During the time securities are on loan, the borrower will pay a Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote on securities while they are on loan. However, it is the Funds’ policy to attempt to terminate loans in time to vote those proxies that a Fund has determined are material to the interests of the Fund. Neuberger Berman Fixed Income believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, each Fund can loan securities through a separate operating unit of Neuberger Berman LLC (“Neuberger Berman”) or an affiliate of Neuberger Berman, acting as agent. Each Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. Each Fund may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

Policies and Limitations. In order to realize income, each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Neuberger Berman Fixed Income. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily. See the section entitled “Cash Management and Temporary Defensive Positions” for information on how the cash collateral may be invested.

For each Fund, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, each Fund does not currently intend to invest more than 20% of its total assets in securities lending transactions.

A Fund does not count the collateral for purposes of any investment policy or limitation that requires that Fund to invest specific percentages of its assets in accordance with its principal investment program.

Restricted Securities and Rule 144A Securities. Each Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. Neuberger Berman Fixed Income, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

Policies and Limitations. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund’s 10% limit on investments in illiquid securities.

When-Issued and Delayed Delivery Transactions. These transactions involve a commitment by each Fund to purchase securities that will be issued at a future date (ordinarily within two months, although a Fund may agree to a longer settlement period). These transactions may involve mortgage-backed securities such as Ginnie Mae, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

When-issued and delayed delivery transactions enable a Fund to “lock in” what Neuberger Berman Fixed Income believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, a Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s NAV starting on the date of the agreement to purchase the securities. Because a Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund’s interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

When-issued and delayed-delivery transactions may cause a Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

Policies and Limitations. A Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize capital gains or losses in connection with these transactions.

When a Fund purchases securities on a when-issued or delayed delivery basis, the Fund, until payment is made, will deposit in a segregated account with its custodian, or designate on its records as segregated, appropriate liquid securities having an aggregate market value

(determined daily) at least equal to the amount of the Fund’s purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

Commercial Paper. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. A Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, Neuberger Berman Fixed Income may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

Policies and Limitations. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund’s 10% limit on investments in illiquid securities.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund’s net asset value (“NAV”) and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Neuberger Berman Fixed Income monitors the creditworthiness of counterparties to reverse repurchase agreements.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund generally will enter into a reverse repurchase agreement only if Neuberger Berman Fixed Income anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Fund receives a large-scale redemption near 5:00 p.m. Eastern time.

Policies and Limitations. Reverse repurchase agreements are considered borrowings for purposes of a Fund’s investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to a Fund’s obligations under the agreement. A Fund may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, each of the Funds does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

Banking and Savings Institution Securities. These include CDs, time deposits, bankers’ acceptances, and other short-term and long-term debt obligations issued by commercial

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banks and savings institutions. The CDs, time deposits, and bankers’ acceptances in which a Fund invests typically are not covered by deposit insurance.

A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital, which can fluctuate significantly when interest rates change. Also, general economic conditions, consolidation and competition among banking and savings institutions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

Variable or Floating Rate Securities; Demand and Put Features. Variable rate and floating rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually) or automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, “Adjustable Rate Securities”) ordinarily is determined by reference to a particular bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

Adjustable Rate Securities frequently permit the holder to demand payment of the obligations’ principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Fund’s quality standards. Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Funds to sell the security to the issuer or third party at a specified price. A Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

Policies and Limitations. Each Fund may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

For purposes of determining its dollar-weighted average maturity, a Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, a Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, Neuberger Berman Fixed Income considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

Funding Agreements. Each Fund may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Policies and Limitations. Funding Agreements are generally regarded as illiquid. Thus, each Fund may not invest in such Funding Agreements if, as a result, more than 10% of the value of its net assets would then be invested in illiquid securities.

Extendible Securities. Each Fund may invest in extendible securities including Extendible Commercial Notes (“ECNs”), Extendible Medium-Term Notes (“XMTNs”), Trust Liquidity Notes (“TLNs”) and Secured Liquidity Notes (“SLNs”). ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on Initial Redemption Date (the equivalent of a commercial paper maturity). Investors receive a premium for giving the issuer the option to extend the maturity and a stepped-up coupon if the maturity is extended. ECNs carry the same credit rating(s) as the issuer’s commercial paper. XMTNs are short-term securities with the majority having a one month floating rate coupon. Each month the investor has the option to put the security back to the issuer creating an extended 390-day maturity. If the security is not put back to the issuer it is rolled over every month with a 3-10 year stated final maturity. Investors receive a stepped-up coupon each year the security is held. XMTNs carry the same credit rating(s) as the issuer’s commercial paper. TLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. TLNs are backed by a single asset, typically credit cards, and are supported by third-party liquidity. Upon extension, the investor receives a stepped-up coupon and the trust goes into early amortization with any payments to the trust flowing to the TLN investor. SLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. SLNs are backed by a diverse set of assets and are supported by a market value or total return swap which eliminates market value and liquidity risks associated with the assets. The market value swap makes up any difference between the sale of non-delinquent/non-defaulted collateral and the amount needed to repay investors. The total rate of return swap provides both liquidity support and credit risk coverage to the investors. Upon extension, the investor receives a stepped-up coupon and the assets backing the SLNs are auctioned off with the proceeds flowing to the SLN investor.

Loan Participations. Each Fund may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Fund may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, a Fund may be subject to delays, expenses and risks that are greater than if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by a Fund are generally regarded as illiquid.

Money Market Funds. Each Fund may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Fund to bear proportionately the costs incurred by the other investment companies’ operations. At the same time, a Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

Although money market funds that operate in accordance with Rule 2a-7 under the 1940 Act seek to preserve a $1.00 share price, it is possible for a Fund to lose money by investing in money market funds.

Policies and Limitations. For cash management purposes, each Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. See “Cash Management and Temporary Defensive Positions.”

Otherwise, a Fund’s investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in all investment companies in the aggregate.

Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund’s overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

U.S. Dollar-Denominated Foreign Debt Securities. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

Policies and Limitations. These investments are subject to each Fund’s quality, maturity and duration standards.

Neuberger Berman Prime Money Fund may not invest in foreign debt securities, except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.

Municipal Obligations. Municipal obligations are issued by or on behalf of states, the District of Columbia and U.S. territories and possessions and their political subdivisions, agencies and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer’s bond counsel at the time the obligations are issued.

Municipal obligations include “general obligation” securities, which are backed by the full taxing power of a municipality, and “revenue” securities, which are backed only by the income from a specific project, facility or tax. Municipal obligations also include private activity bonds (“PABs”), which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. “Anticipation notes” are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of PABs, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the obligations or insurers issuing insurance backing the obligations).

The Funds may purchase municipal securities that are secured by insurance or bank credit agreements. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have moved the rating agencies to re-evaluate the capital adequacy of these insurers to reflect deterioration in the expected performance of the underlying transactions and called into question the insurers’ continued ability to fulfill their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security, if rated, would be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and may become worthless. The insurance feature of a municipal security guarantees the full and timely payment of principal and interest through the life of an insured obligation. The insurance, however, does not guarantee the market value of the insured obligation or the net asset value of the Fund shares represented by such insured obligation.

As with other fixed income securities, an increase in interest rates generally will reduce the value of a Fund’s investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities or the securities of particular issuers.

Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the “Rule”). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC’s intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

From time to time, federal legislation has affected the availability of municipal obligations for investment by a mutual fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. The Internal Revenue Service (“Service”) occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Fund earned on a municipal security was taxable and the issuer thereof failed to overcome that determination, that interest would be deemed taxable, possibly retroactive to the time the Fund purchased the security.

Listed below are different types of municipal obligations:

General Obligation Bonds. A general obligation bond is backed by the governmental issuer’s pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

Revenue Bonds. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities, (5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable “moral obligation” of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

Most PABs are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

Resource Recovery Bonds. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

Municipal Lease Obligations. These obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Fund will usually invest in municipal lease obligations through certificates of participation (“COPs”), which give the Fund a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality’s credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a “non-appropriation” clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Fund.

Yield and Price Characteristics of Municipal Obligations. Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Fund’s investments, whereas a decline in interest rates generally will increase that value. The ability of each Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which a Fund invests (or, in the case of PABs, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

Policies and Limitations. Each Fund may invest in municipal obligations that otherwise meet its criteria for quality and maturity.

Except as otherwise provided in the Prospectus for the Funds and this SAI, each Fund’s investment portfolio may consist of any combination of the types of municipal obligations described in the Prospectus or in this SAI. The proportions in which each Fund invests in various types of municipal obligations will vary from time to time.

Purchases with a Standby Commitment to Repurchase.  When a Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable “put” option held by a Fund that terminates if the Fund sells the obligations to a third party.

The Fund may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Fund’s ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

Although each Fund does not currently intend to invest in standby commitments, each reserves the right to do so. By enabling a Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Fund’s investment portfolio.

Policies and Limitations. Each Fund will not invest in standby commitments unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations subject to a standby commitment will be exempt from federal income tax.

No Fund will acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Fund will do so only to facilitate portfolio liquidity.

Participation Interests.The Fund may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by Neuberger Berman Fixed Income to be creditworthy. A Fund has the right to sell the participation interest back to the bank, usually after seven days’ notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although neither Fund currently intends to acquire participation interests, each reserves the right to do so in the future.

Policies and Limitations. No Fund will purchase a participation interest unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund will earn on the municipal obligations in which it holds the participation interest will be exempt from federal income tax.

Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as Ginnie Mae, Fannie Mae or Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

The value of the equity securities of Fannie Mae and Freddie Mac fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, Congress authorized the increase of the size of home loans that Fannie Mae and Freddie Mac could purchase, and authorized the U.S. Treasury Department, through 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock. More recently, in September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator, announced that Fannie Mae and Freddie Mac had been placed in conservatorship.

In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac. First, the U.S. Treasury has entered into preferred stock purchase agreements (“PSPAs”) under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage-backed securities, which is expected to continue until December 2009.

No assurance can be given that the U.S. Treasury or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue.

Fannie Mae and Freddie Mac have each been the subject of several class action lawsuits and investigations by federal regulators over certain accounting, disclosure, or corporate governance matters. Such legal proceedings and investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market’s perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Funds use an approach that Neuberger Berman Fixed Income believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

Mortgage-backed securities may be issued in the form of collateralized mortgage obligations (“CMOs”) or collateralized mortgage-backed bonds (“CBOs”). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed “pass-through” securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. Neuberger Berman Fixed Income considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Fund’s investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Fund may buy mortgage-backed securities without insurance or guarantees, if Neuberger Berman Fixed Income determines that the securities meet the Fund’s quality standards. Neuberger Berman Fixed Income will, consistent with the Fund’s investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

Policies and Limitations. A Fund may not purchase mortgage-backed securities that, in Neuberger Berman Fixed Income’s opinion, are illiquid if, as a result, more than 10% of the Fund’s net assets would be invested in illiquid securities. A Fund may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

Zero Coupon Securities. Each Fund may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities (“original issue discount” or “OID”) (including municipal obligations) must be taken into income ratably by each Fund prior to the receipt of any actual payments.

Because each Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon securities) each year to avoid payment of federal income and excise taxes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See “Additional Tax Information – Taxation of the Funds.”

The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

Leverage. A Fund may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Fund’s NAV. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund’s shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

Policies and Limitations. Each Fund may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

However, as an operating policy, a Fund will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

Each Fund may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation.

Terrorism Risks. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds’ operations.

Recent Market Events. Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

These recent market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline.

Mortgage-backed securities have been especially affected by these recent market events. Throughout 2008, the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. In the mortgage sector, there have been rising delinquency rates. These defaults have caused unexpected losses for loan originators and certain lenders. Traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets. These risks may be heightened in the case of sub-prime mortgage-backed securities.

Some financial institutions and other enterprises may have large (but still undisclosed) exposure to certain types of securities, such as mortgage-backed securities, which could have a negative effect on the broader economy. Events in the financial markets and the broader economy are also eroding the tax bases of many state and local governments, as well as their access to the credit markets. This has put downward pressure on the value of many municipal securities. Some traditional insurers of municipal securities have also experienced financial stress.

The U.S. federal government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government is injecting liquidity into certain large financial services companies and establishing programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given regulators new leverage. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. In particular, there is pressure for legislation to modify the terms of home mortgages and regulate the issuance of mortgage-backed securities in ways that could limit the ability of investors in those securities, such as certain of the Funds, to realize their full value.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

CERTAIN RISK CONSIDERATIONS

Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that each Fund will achieve its investment objective.

PERFORMANCE INFORMATION

Each Fund’s performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

TRUSTEES AND OFFICERS

The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman Fixed Income.

Information about the Board of Trustees

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Independent Fund Trustees
John Cannon (1930)	Trustee since 2004	Consultant; formerly, Chairman, CDC Investment Advisers (registered investment adviser), 1993 to January 1999; formerly, President and Chief Executive Officer, AMA Investment Advisors, an affiliate of the American Medical Association.	52

Independent Trustee or Director of three series of Oppenheimer Funds: Oppenheimer Limited Term New York Municipal Fund, Rochester Fund Municipals, and Oppenheimer Convertible Securities Fund since 1992.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Faith Colish (1935)	Trustee since 2004	Counsel, Carter Ledyard & Milburn LLP (law firm) since October 2002; formerly, Attorney-at-Law and President, Faith Colish, A Professional Corporation, 1980 to 2002.	52	Formerly, Director (1997 to 2003) and Advisory Director (2003 to 2006), ABA Retirement Funds (formerly, American Bar Retirement Association) (not-for-profit membership corporation).
Martha C. Goss (1949)	Trustee since 2007	President, Woodhill Enterprises Inc./Chase Hollow Associates LLC (personal investment vehicle), since 2006; Chief Operating and Financial Officer, Hopewell Holdings LLC/ Amwell Holdings, LLC (a holding company for a healthcare reinsurance company start-up), since 2003; formerly, Consultant, Resources Connection (temporary staffing), 2002 to 2006.	52

Director, Ocwen Financial Corporation (mortgage servicing), since 2005; Director, American Water (water utility), since 2003; Director, Channel Reinsurance (financial guaranty reinsurance), since 2006; Advisory Board Member, Attensity (software developer), since 2005; Director, Allianz Life of New York (insurance), since 2005; Director, Financial Women’s Association of New York (not for profit association), since 2003; Trustee Emerita, Brown University, since 1998.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
C. Anne Harvey (1937)	Trustee since 2004	President, C.A. Harvey Associates, since October 2001; formerly, Director, AARP, 1978 to December 2001.	52

Formerly, President, Board of Associates to The National Rehabilitation Hospital’s Board of Directors, 2001 to 2002; formerly, Member, Individual Investors Advisory Committee to the New York Stock Exchange Board of Directors, 1998 to June 2002.

Robert A. Kavesh (1927)	Trustee since 2004	Retired; Marcus Nadler Professor Emeritus of Finance and Economics, New York University Stern School of Business; formerly, Executive Secretary-Treasurer, American Finance Association, 1961 to 1979.	52

Formerly, Director, The Caring Community (not-for-profit), 1997 to 2006; formerly, Director, DEL Laboratories, Inc. (cosmetics and pharmaceuticals), 1978 to 2004; formerly, Director, Apple Bank for Savings, 1979 to 1990; formerly, Director, Western Pacific Industries, Inc., 1972 to 1986 (public company).

Michael M. Knetter (1960)	Trustee since 2007	Dean, School of Business, University of Wisconsin - Madison; formerly, Professor of International Economics and Associate Dean, Amos Tuck School of Business - Dartmouth College, 1998 to 2002.	52	Trustee, Northwestern Mutual Series Fund, Inc., since February 2007; Director, Wausau Paper, since 2005; Director, Great Wolf Resorts, since 2004.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Howard A. Mileaf (1937)	Trustee since 2004	Retired; formerly, Vice President and General Counsel, WHX Corporation (holding company), 1993 to 2001.	52

Formerly, Director, Webfinancial Corporation (holding company), 2002 to 2008; formerly, Director WHX Corporation (holding company), January 2002 to June 2005; formerly, Director, State Theatre of New Jersey (not-for-profit theater), 2000 to 2005.

George W. Morriss (1947)	Trustee since 2007	Retired; Formerly, Executive Vice President and Chief Financial Officer, People’s Bank, Connecticut (a financial services company), 1991 to 2001.	52

Manager, Old Mutual 2100 fund complex (consisting of six funds) since October 2006 for four funds and since February 2007 for two funds; formerly, Member NASDAQ Issuers’ Affairs Committee, 1995 to 2003.

Edward I. O’Brien (1928)	Trustee since 2004	Retired; Formerly, Member, Investment Policy Committee, Edward Jones, 1993 to 2001; President, Securities Industry Association (“SIA”) (securities industry’s representative in government relations and regulatory matters at the federal and state levels), 1974 to 1992; Adviser to SIA, November 1992 to November 1993.	52	Formerly, Director, Legg Mason, Inc. (financial services holding company), 1993 to July 2008; formerly, Director, Boston Financial Group (real estate and tax shelters), 1993 to 1999.
Cornelius T. Ryan (1931)	Trustee since 2004	Founding General Partner, Oxford Partners and Oxford Bioscience Partners (venture capital investing) and President, Oxford Venture Corporation, since 1981.	52	None.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Tom D. Seip (1950)	Trustee since 2004; Chairman of the Board since 2008; Lead Independent Trustee from 2006 to 2008	General Partner, Seip Investments LP (a private investment partnership); formerly, President and CEO, Westaff, Inc. (temporary staffing), May 2001 to January 2002; formerly, Senior Executive at the Charles Schwab Corporation, 1983 to 1998, including Chief Executive Officer, Charles Schwab Investment Management, Inc., and Trustee, Schwab Family of Funds and Schwab Investments, 1997 to 1998, and Executive Vice President-Retail Brokerage, Charles Schwab & Co., Inc., 1994 to 1997.	52

Director, H&R Block, Inc. (financial services company), since May 2001; Chairman, Compensation Committee, H&R Block, Inc., since 2006; formerly, Director, Forward Management, Inc. (asset management company), 1999 to 2006.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Candace L. Straight (1947)	Trustee since 2004	Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector), 1998 to December 2003.	52

Director, Montpelier Re (reinsurance company), since 2006; formerly, Director, National Atlantic Holdings Corporation (property and casualty insurance company), 2004 to 2008; formerly, Director, The Proformance Insurance Company (property and casualty insurance company), 2004 to 2008; formerly, Director, Providence Washington Insurance Company (property and casualty insurance company), December 1998 to March 2006; formerly, Director, Summit Global Partners (insurance brokerage firm), 2000 to 2005.

Peter P. Trapp (1944)	Trustee since 2004	Retired; formerly, Regional Manager for Mid-Southern Region, Ford Motor Credit Company, September 1997 to 2007; formerly, President, Ford Life Insurance Company, April 1995 to August 1997.	52	None.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Fund Trustees who are “Interested Persons”
Joseph V. Amato* (1962)	Trustee since 2009

Chief Executive Officer and President, Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.) and Neuberger Berman, since 2007; Managing Director of Neuberger Berman Fixed Income since 2007; Global Head of Asset Management in the Investment Management Division, Lehman Brothers Holdings Inc., since 2006; Member of the Investment Management Division’s Executive Management Committee, Lehman Brothers Holdings Inc., since 2006; Board member of Neuberger Berman Fixed Income since 2006; formerly, Managing Director, Lehman Brothers Inc., 2006 to 2008; formerly, Chief Recruiting and Development Officer, Lehman Brothers Inc., 2005 to 2006; formerly, Global Head of Equity Sales and Member of the Equities Division Executive Committee, Lehman Brothers Inc., 2003 to 2005.

52

Member of Board of Advisors, McDonough School of Business, Georgetown University, since 2001; Member of New York City Board of Advisors, Teach for America, since 2005; Trustee, Montclair Kimberley Academy (private school), since 2007.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Jack L. Rivkin* (1940)	Trustee since 2004; President from 2004 to 2008

Formerly, Executive Vice President and Chief Investment Officer, Neuberger Berman Holdings LLC (holding company), 2002 to August 2008 and 2003 to August 2008, respectively; formerly, Managing Director and Chief Investment Officer, Neuberger Berman, December 2005 to August 2008 and 2003 to August 2008, respectively; formerly, Executive Vice President, Neuberger Berman, December 2002 to 2005; formerly, Director and Chairman, NB Management, December 2002 to August 2008; formerly, Executive Vice President, Citigroup Investments, Inc., September 1995 to February 2002; formerly, Executive Vice President, Citigroup Inc., September 1995 to February 2002.

			52	Director, Dale Carnegie and Associates, Inc. (private company), since 1998; Director, Solbright, Inc. (private company), since 1998.
Robert Conti* (1956)	Chief Executive Officer, President and Director since 2008; prior thereto, Executive Vice President in 2008 and Vice President 2004 to 2008	Managing Director, Neuberger Berman, since 2007; formerly, Senior Vice President, Neuberger Berman, 2003 to 2006; formerly, Vice President, Neuberger Berman, 1999 to 2003; President and Chief Executive Officer, NB Management, since 2008; formerly, Senior Vice President, NB Management, 2000 to 2008.	52	Chairman of the Board, Staten Island Mental Health Society since 2008.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)

Pursuant to the Trust’s Trust Instrument, each of these Fund Trustees shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

*

Indicates a Fund Trustee who is an “interested person” within the meaning of the 1940 Act. Mr. Amato and Mr. Conti are interested persons of the Trust by virtue of the fact that each is an officer of NB Management, Neuberger Berman and/or their affiliates. Mr. Rivkin may be deemed an interested person of the Trust by virtue of the fact that, until August 2008, he was a director of NB Management and an officer of Neuberger Berman.

Information about the Officers of the Trust

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Andrew B. Allard (1961)	Anti-Money Laundering Compliance Officer since 2004

Senior Vice President, Neuberger Berman, since 2006; Deputy General Counsel, Neuberger Berman, since 2004; formerly, Vice President, Neuberger Berman, 2000 to 2005; formerly, Associate General Counsel, Neuberger Berman, 1999 to 2004; Anti-Money Laundering Compliance Officer, twelve registered investment companies for which NB Management acts as investment manager and administrator (six since 2002, two since 2003, two since 2004, one since 2005 and one since 2006).

Michael J. Bradler (1970)	Assistant Treasurer since 2005

Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1997; Assistant Treasurer, twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006).

Claudia A. Brandon (1956)	Executive Vice President since 2008 and Secretary since 2004

Senior Vice President, Neuberger Berman, since 2007 and Employee since 1999; formerly, Vice President, Neuberger Berman, 2002 to 2006; Senior Vice President, NB Management, since 2008 and Assistant Secretary since 2004; formerly, Vice President-Mutual Fund Board Relations, NB Management, 2000 to 2008; Executive Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008); Secretary, twelve registered investment companies for which NB Management acts as investment manager and administrator (three since 1985, three since 2002, two since 2003, two since 2004, one since 2005 and one since 2006).

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Maxine L. Gerson (1950)	Executive Vice President since 2008 and Chief Legal Officer since 2005 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)

Senior Vice President, Neuberger Berman, since 2002; Deputy General Counsel and Assistant Secretary, Neuberger Berman, since 2001; Senior Vice President, NB Management, since 2006; Secretary and General Counsel, NB Management, since 2004; Executive Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008); Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006).

Sheila R. James (1965)	Assistant Secretary since 2004

Vice President, Neuberger Berman, since 2008 and Employee since 1999; formerly, Assistant Vice President, Neuberger Berman, 2007; Assistant Secretary, twelve registered investment companies for which NB Management acts as investment manager and administrator (six since 2002, two since 2003, two since 2004, one since 2005 and one since 2006).

Brian Kerrane (1969)	Vice President since 2008

Senior Vice President, Neuberger Berman, since 2006; formerly, Vice President, Neuberger Berman, 2002 to 2006; Vice President, NB Management, since 2008 and Employee since 1991; Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator ( twelve since 2008).

Kevin Lyons (1955)	Assistant Secretary since 2004

Assistant Vice President, Neuberger Berman, since 2008 and Employee since 1999; Assistant Secretary, twelve registered investment companies for which NB Management acts as investment manager and administrator (eight since 2003, two since 2004, one since 2005 and one since 2006).

Owen F. McEntee, Jr. (1961)	Vice President since 2008

Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1992; Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008).

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
John M. McGovern (1970)	Treasurer and Principal Financial and Accounting Officer since 2005; prior thereto, Assistant Treasurer since 2004

Senior Vice President, Neuberger Berman, since 2007; formerly, Vice President, Neuberger Berman, 2004 to 2006; Employee, NB Management, since 1993; Treasurer and Principal Financial and Accounting Officer, twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006); formerly, Assistant Treasurer, twelve registered investment companies for which NB Management acts as investment manager and administrator, 2002 to 2005.

Andrew Provencher (1965)	Vice President since 2008

Managing Director, NB Management, since 2008; Managing Director, Neuberger Berman, since 2005; formerly, Senior Vice President, Neuberger Berman, 2003 to 2005; formerly, Vice President, Neuberger Berman, 1999 to 2003; Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008).

Frank Rosato (1971)	Assistant Treasurer since 2005

Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1995; Assistant Treasurer, twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006).

Neil S. Siegel (1967)	Vice President since 2008

Managing Director, NB Management, since 2008; Managing Director, Neuberger Berman, since 2006; formerly, Senior Vice President, Neuberger Berman, 2004 to 2006; Vice President, twelve registered investment companies for which NB Management acts as investment manager and administrator (twelve since 2008); formerly, Head of Institutional Marketing, Morgan Stanley Investment Management, 1993 to 2004.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Chamaine Williams (1971)	Chief Compliance Officer since 2005

Senior Vice President, Neuberger Berman, since 2007; Chief Compliance Officer, NB Management, since 2006; formerly, Senior Vice President, Lehman Brothers Inc., 2007 to 2008; formerly, Vice President, Lehman Brothers Inc., 2003 to 2006; Chief Compliance Officer, twelve registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2005 and one since 2006); formerly, Chief Compliance Officer, Lehman Brothers Asset Management Inc., 2003 to 2007; formerly, Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC, 2003 to 2007; formerly, Vice President, UBS Global Asset Management (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997 to 2003.

____________________

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)

Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund’s advisory and sub-advisory contracts and other principal contracts. It is the Trust’s policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not “interested persons” of NB Management (including its affiliates) or the Trust (“Independent Fund Trustees”). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds’ management. The standing committees of the Board of Trustees are described below.

Audit Committee. The Audit Committee’s purposes are (a) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the accounting and financial reporting processes of the Funds and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of service providers; (b) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the quality and integrity of the Funds’ financial statements and the independent audit thereof; (c) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee, or, as appropriate, assist Board oversight of, the Funds’ compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds’ independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds’ independent registered public accounting firms; and (e) to act as a liaison between the Funds’ independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss (Vice Chair), Cornelius T. Ryan (Chair), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met [ ] times.

Contract Review Committee. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust’s principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chair), Martha C. Goss, Robert A. Kavesh, Howard A. Mileaf, and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met [ ] times.

Ethics and Compliance Committee. The Ethics and Compliance Committee generally oversees: (a) the Trust’s program for compliance with Rule 38a-1 and the Trust’s implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust’s Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust’s Chief Compliance Officer (“CCO”). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee’s primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, “Service Providers”) is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund’s Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chair), Faith Colish, C. Anne Harvey, Michael M. Knetter, Howard A. Mileaf (Vice Chair) and Edward I. O’Brien. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met [ ] times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman, NB Management and Neuberger Berman Fixed Income.

Executive Committee. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert Conti, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip (Chair) and Candace L. Straight. All members except for Mr. Conti are

Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met [ ] times.

Governance and Nominating Committee. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chair), Robert A. Kavesh, Michael M. Knetter (Vice Chair), Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Institutional Liquidity Series, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended March 31, 2009, the Committee met [ ] times.

Investment Performance Committee. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews Fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O’Brien, Jack L. Rivkin (Vice Chair), Cornelius T. Ryan and Peter P. Trapp (Chair). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met [ ] times.

Portfolio Transactions and Pricing Committee. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions (“Pricing Procedures”); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available; (d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish (Vice Chair), George W. Morriss, Jack L. Rivkin, Cornelius T. Ryan and Candace L. Straight (Chair). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended March 31, 2009, the Committee met [ ] times.

The Trust’s Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Prior to January 1, 2008, for serving as a trustee of the fund family, each Independent Fund Trustee received an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attended in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees determined whether a fee was warranted, provided, however, that no fee was normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board’s Audit Committee received $5,000 per year and each member of the Audit Committee, including the Chair, received $1,000 for each Audit Committee meeting he or she attended in-person or by telephone. No additional compensation was provided for service on any other Board committee. The Lead Independent Trustee received an additional $20,000 per year.

Effective January 1, 2008, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the funds in the fund family, each Independent Fund Trustee and each Interested Trustee who is not an employee of NB Management receives an annual retainer of $90,000, paid quarterly, and a fee of $10,000 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person or telephonic meeting of the Board, the Governance and Nominating Committee Chair will determine whether a fee is warranted. To compensate for the additional time commitment, the Chair of each Committee receives $10,000 per year. No additional compensation is provided for service on a Board committee. The Chair who is also an Independent Fund Trustee receives an additional $35,000 per year.

The funds in the fund family reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.

The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

TABLE OF COMPENSATION
FOR FISCAL YEAR ENDED 03/31/09

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation for Fund Trustees from Investment Companies in the Fund Complex
Independent Fund Trustees
John Cannon Trustee
Faith Colish Trustee
Martha C. Goss Trustee
C. Anne Harvey Trustee
Robert A. Kavesh Trustee
Michael M. Knetter Trustee
Howard A. Mileaf Trustee
George W. Morriss Trustee
Edward I. O’Brien Trustee
Cornelius T. Ryan Trustee
Tom D. Seip Trustee
Candace L. Straight Trustee
Peter P. Trapp Trustee
Fund Trustees who are “Interested Persons”
Joseph V. Amato Trustee*
Robert Conti Chief Executive Officer and Trustee*

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation for Fund Trustees from Investment Companies in the Fund Complex
Jack L. Rivkin President and Trustee

* Mr. Conti became a Fund Trustee in December 2008 and Mr. Amato became a Fund Trustee in March 2009.

On [ ], 2009, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

Ownership of Securities

Set forth below is the dollar range of securities owned by the Fund Trustees as of [December 31, 2008].*

	Institutional Cash Fund	Prime Money Fund
Independent Fund Trustees
John Cannon	A	A
Faith Colish	E	A
Martha C. Goss	A	A
C. Anne Harvey	A	A
Robert A. Kavesh	A	A
Michael M. Knetter	A	A
Howard A. Mileaf	C	A
George W. Morriss	A	A
Edward I. O’Brien	E	A
Cornelius T. Ryan	A	A
Tom D. Seip	A	A
Candace L. Straight	A	A
Peter P. Trapp	A	A
Fund Trustees who are “Interested Persons”
Joseph V. Amato	[ ]	[ ]
Robert Conti	[ ]	[ ]
Jack L. Rivkin	B	A

*Valuation as of December 31, 2008.

A = None    B = $1-$10,000    C = $10,001 - $50,000    D = $50,001-$100,000    E = over $100,000

The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the fund family as of December 31, 2008.

Name of Fund Trustee	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Fund Trustee in Family of Investment Companies*
Independent Fund Trustees
John Cannon	E
Faith Colish	E
Martha C. Goss	C
C. Anne Harvey	D
Robert A. Kavesh	E
Michael M. Knetter	D
Howard A. Mileaf	E
George W. Morriss	D
Edward I. O’Brien	E
Cornelius T. Ryan	E
Tom D. Seip	E
Candace L. Straight	E
Peter P. Trapp	E
Fund Trustees who are “Interested Persons”
Joseph V. Amato	E
Robert Conti	E
Jack L. Rivkin	C

     * Valuation as of December 31, 2008.

A = None    B = $1-$10,000    C = $10,001 - $50,000     D = $50,001-$100,000    E = over $100,000

Independent Fund Trustees Ownership of Securities

No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity.

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator

NB Management serves as the investment manager to each Fund pursuant to a management agreement with the Trust, on behalf of each Fund (the “Management Agreement”). Prior to September 29, 2008, because a Fund’s net investable assets were invested in its corresponding Master Series, the Funds did not need an investment manager. Instead, the Master Trust, on behalf of each Master Series, was party to a management agreement with NB Management.

The Management Agreement provides in substance that NB Management will make and implement investment decisions for each Fund in its discretion and will continuously develop an investment program for each Fund’s assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to each Fund, although NB Management has no current plans to pay a material amount of such compensation.

NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Neuberger Berman Fixed Income, which is responsible for the day-to-day investment management of the Funds; NB Management is responsible for overseeing the investment activities of Neuberger Berman Fixed Income with respect to its management of the Funds.

Under the Management Agreement, NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and five persons who are officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See “Trustees and Officers.” Each Fund pays NB Management a management fee based on the Fund’s average daily net assets, as described below and in the Prospectus.

NB Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated May 4, 2009 (the “Administration Agreement”). Services provided under the Administration Agreement include maintaining the Funds’ books and records and assisting in the preparation of the Funds’ periodic reports and registration statements. For such administrative services, each Fund pays NB Management a fee based on the Fund’s average daily net assets, as described in the Prospectus.

Under the Administration Agreement, NB Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund’s shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund’s shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

The Management Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in a Fund. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days’ written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days’ written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Management and Administration Fees

For investment management services, each Fund pays NB Management a fee at the annual rate of 0.08% of average daily net assets.

NB Management provides administrative services to each Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, each Fund pays NB Management at the annual rate of 0.15% of that Fund’s average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Board of Trustees on actual expenses. With a Fund’s consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Fund under the Administration Agreement and may compensate such third parties, including investment providers, broker-dealers, banks, third-party administrators and other institutions, that provide such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by the Neuberger Berman Prime Money Fund; see “Distribution Arrangements” below.)

Each Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal years ended March 31:

	Management and Administration Fees Accrued for Fiscal Years Ended March 31
	2009	2008	2007
Institutional Cash	$[ ]	$5,703,120	$5,612,467
Prime Money	$[ ]	$2,135,562	$2,242,465

Each Fund indirectly received management fee waivers of the following amounts for the fiscal years ended March 31:

	2009	2008	2007
Institutional Cash	$[ ]	$0	$333,415
Prime Money	$[ ]	$0	$134,547

Contractual Fee Cap

NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Trust Class of each Fund so that the total operating expenses of each Fund (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 0.41% of average daily net assets of each Fund. This undertaking lasts until March 31, 2012. Each Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) to exceed an annual rate of 0.41% of its average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

For the fiscal years ended [March 31, 2009], March 31, 2008 and March 31, 2007, there was no reimbursement from NB Management to the Funds.

Sub-Adviser

NB Management retains Neuberger Berman Fixed Income, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”).

Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for each Fund’s day-to-day management to Neuberger Berman Fixed Income. The Sub-Advisory Agreement provides in substance that Neuberger Berman Fixed Income will make and implement investment decisions for each Fund in its discretion and will continuously develop an investment program for each Fund’s assets. The Sub-Advisory Agreement permits Neuberger Berman Fixed Income to effect securities transactions on behalf of each Fund through associated persons of Neuberger Berman Fixed Income. The Sub-Advisory Agreement also specifically permits Neuberger Berman Fixed Income to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although Neuberger Berman Fixed Income has no current plans to pay a material amount of such compensation.

The Sub-Advisory Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Fund by Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman Fixed Income on not less than 30 nor more than 60 days’ prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

Investment Companies Managed

The investment decisions concerning the Funds and the other registered investment companies managed by NB Management or Neuberger Berman Fixed Income (collectively, “Other Funds”) have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Neuberger Berman Fixed Income have varied from one another in the past and are likely to vary in the future.

There may be occasions when a Fund and one or more of the Other Funds or other accounts managed by NB Management or Neuberger Berman Fixed Income are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund’s ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds’ having their advisory arrangements with NB Management and Neuberger Berman Fixed Income outweighs any disadvantages that may result from contemporaneous transactions.

The Funds are subject to certain limitations imposed on all advisory clients of NB Management and Neuberger Berman Fixed Income (including the Funds, the Other Funds, and other managed accounts) and personnel of NB Management and Neuberger Berman Fixed Income and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Neuberger Berman Fixed Income that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics

The Funds, NB Management and Neuberger Berman Fixed Income have personal securities trading policies that restrict the personal securities transactions of employees, officers and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Portfolio Managers and other investment personnel who comply with the policies’ preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman Fixed Income

NB Management and Neuberger Berman Fixed Income are wholly owned by Neuberger Berman Group LLC (“NBG”). The directors, officers and/or employees of NB Management who are deemed “control persons,” all of whom have offices at the same address as NB Management are: Kevin Handwerker, Joseph Amato, and Robert Conti. Mr. Conti and Mr. Amato are Trustees and officers of the Trust. The directors, officers and/or employees of Neuberger Berman Fixed Income who are deemed “control persons,” all of whom have offices at the same address as Neuberger Berman Fixed Income, are: Andrew Johnson and Bradley C. Tank.

Prior to May 4, 2009, the predecessor of NB Management and Neuberger Berman Fixed Income were wholly owned subsidiaries of Lehman Brothers Holdings Inc. (“Lehman Brothers”), a publicly owned holding company. On September 15, 2008, Lehman Brothers filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. On December 3, 2008, NBSH Acquisition, LLC (“NBSH”), an entity organized by key members of Neuberger Berman’s senior management, was selected as the successful bidder in the public auction to acquire a majority interest in Neuberger Berman’s business and the fixed income and certain alternative asset management businesses of Lehman Brothers’ Investment Management Division (together with Neuberger Berman, the “Acquired Businesses”) (the “Acquisition”). On December 22, 2008, the bankruptcy court having jurisdiction over the Lehman Brothers matter approved the sale of the Acquired Businesses to NBSH (or its successor or assign), as the successful bidder.

The Acquisition closed on May 4, 2009, and the Acquired Businesses are now indirectly owned by, among others, portfolio managers, Neuberger Berman’s management team, and certain key members and senior professionals who are employed throughout the Neuberger Berman complex companies, with a minority interest retained by Lehman Brothers and certain affiliates of Lehman Brothers.

These events have not had a material impact on the Funds or their operations. NB Management and Neuberger Berman Fixed Income continue to operate in the ordinary course of business as the investment manager and sub-adviser of the Funds.

DISTRIBUTION ARRANGEMENTS

Each Fund offers one class of shares, known as Trust Class.

Distributor

NB Management serves as the distributor (“Distributor”) in connection with the offering of each Fund’s shares. Trust Class shares are offered on a no-load basis.

In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds’ “principal underwriter” within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund’s Trust Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

For each Fund’s Trust Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund’s shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund’s shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman, or Neuberger Berman Fixed Income.

The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to the Trust Class of Neuberger Berman Institutional Cash Fund, and a Distribution and Services Agreement with respect to the Trust Class of Neuberger Berman Prime Money Fund (“Distribution Agreements”). The Distribution Agreements continue until October 31, 2010.The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund’s outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

The Trust, on behalf of Neuberger Berman Prime Money Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Trust Class (“Plan”) which, among other things, permits the Trust Class of the Fund to pay NB Management fees for its services related to the sale and distribution of Trust Class shares and provide ongoing services to holders of the Trust Class of the Fund. Under the Plan, the Fund pays NB Management a certain annual percentage rate of its average daily net assets. No fees are currently contemplated at this time for Neuberger Berman Prime Money Fund, however upon Board approval, the Fund may pay up to a maximum of 0.15% of the Trust Class’ average daily net assets. For the Trust Class, NB Management may pay up to the full amount of the distribution fee it receives to investment providers (“Institutions”) that support the sale and distribution of Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the Trust Class shares only. The amount of fees paid by the Trust Class of the Fund during any year may be more or less than the cost of distribution and other services provided to the Trust Class of the Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be

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paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust Class’ Plan complies with these rules.

The Plan requires that NB Management provide the Fund Trustees, for their review, a quarterly written report identifying the amounts expended by the Trust Class and the purposes for which such expenditures were made.

Prior to approving the Plan, the Fund Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Trust Class of the Fund and its shareholders. To the extent the Plan allows the Fund to penetrate markets to which they would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

The Plan is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Trust Class of the Fund unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. The Plan is terminable with respect to the Trust Class of the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Class.

From time to time, the Fund may be closed to new investors. Because the Plan pays for ongoing shareholder and account services, the Board may determine that it is appropriate for the Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.

Revenue Sharing

NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Funds) to certain brokers, dealers, or other financial intermediaries (“Financial Intermediaries”) in connection with the sale, distribution, retention and/or servicing of Fund shares (“revenue sharing payments”).

Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary’s financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

In addition, NB Management may pay for: placing the Funds on the Financial Intermediary’s sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to

Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary’s recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary’s compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary’s recommendation of a Fund.

In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts (“subaccounting fees”). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary’s sales activities.

NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.

ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value

Each Fund’s shares are bought or sold at a price that is the Fund’s NAV per share. The NAV for the Trust Class of each Fund is calculated by subtracting total liabilities of that class from total assets attributable to the class. Each Fund’s per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that class and rounding the result to the nearest full cent.

Each Fund tries to maintain a stable NAV of $1.00 per share. Each Fund values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. Each Fund calculates its NAV as of 5:00 p.m., Eastern time, on each day the New York Stock Exchange (“NYSE”) and the Federal Reserve Wire System (“Federal Reserve”) are open (“Business Day”).

Financial Intermediaries

The Funds have authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been “accepted” as defined in the Funds’ prospectus.

VALUATION OF PORTFOLIO SECURITIES

Each Fund relies on Rule 2a-7 to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Funds’ reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when the NYSE, bond market, or Federal Reserve closes early, (4) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, (5) when redemption requests are received after 3:30 p.m., Eastern time, (may postpone redemption request until the next Business Day) or (6) for such other period as the SEC may by order permit for the protection of the Fund’s shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (4) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

Each Fund prices its shares as of 5 p.m., Eastern time, on each Business Day. When the NYSE, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

Redemptions in Kind

Each Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in “Share Prices and Net Asset Value” above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund’s shareholders as a whole.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund distributes to its shareholders substantially all of its net investment income (after deducting its expenses) and any net capital gains it earns or realizes. A Fund’s net investment income consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses.

Each Fund normally calculates its net investment income and NAV per share as of 5:00 p.m., Eastern time, on each Business Day.

Income dividends are declared daily at approximately 4:00 p.m., Eastern time, on each Business Day; dividends declared for each month are paid on the last Business Day of the month. Fund shares begin earning income dividends on the Business Day on which the proceeds of the purchase order are converted to “federal funds” and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

Each Fund’s income dividends are normally based on its estimated daily net income. To the extent a Fund’s actual income available to be paid on a given day differs from the estimated amount paid on that day, adjustments are made to future days’ income dividends. Thus, an investor in a Fund on a given day will receive that day’s estimated dividend adjusted to account for all or a portion of any variance between the estimated income and the actual income from prior days. During periods of unusual market activity, a Fund’s income dividends may be based on actual income rather than estimated daily net income.

Each Fund’s dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash (“cash election”). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company (“State Street”), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another fund in the fund family, designated in the shareholder’s account application. To the extent dividends and other distributions are subject to federal, state or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

A shareholder’s cash election with respect to either Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver a Fund’s mailings to a shareholder for 180 days, the Fund will terminate the shareholder’s cash election. Thereafter, the shareholder’s dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

ADDITIONAL TAX INFORMATION

Taxation of the Funds

To continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended, each Fund – which is treated as a separate corporation for federal tax purposes – must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss, determined without regard to any deduction for dividends paid) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (taxable as ordinary income, except the part thereof that is “qualified dividend income,” which is taxable for individual shareholders at the rate for net capital gain – a maximum of 15%) to the extent of the Fund’s earnings and profits. In addition, such a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions for each calendar year to avoid liability for the Excise Tax.

PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

In effecting securities transactions, each Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Affiliates of NB Management may act as a broker for each Fund where such a broker is able to obtain a price and execution at least as favorable as other qualified brokers (“Affiliated Brokers”). To each Fund’s knowledge, no affiliate of the Funds receives give-ups or reciprocal business in connection with its securities transactions.

During the fiscal year ended March 31, 2009, Neuberger Berman Institutional Cash Fund acquired securities of the following of its “regular brokers or dealers”: [ ]. At March 31, 2009, that Fund held the securities of its “regular brokers or dealers” with an aggregate value as follows: [ ].

During the fiscal year ended March 31, 2009, Neuberger Berman Prime Money Fund acquired securities of the following of its “regular brokers or dealers”: [ ]. At March 31, 2009, that Fund held the securities of its “regular brokers or dealers” with an aggregate value as follows: [ ].

The Funds may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers (“Affiliated Borrowers”) in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

The use of an Affiliated Broker as a broker for each Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Before an Affiliated Broker is used, the Trust and NB Management expressly authorize the Affiliated Broker to retain such compensation, and the Affiliate Broker would have to agree to comply with the reporting requirements of Section 11(a).

Under the 1940 Act, commissions paid by each Fund to an Affiliated Broker in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is each Fund’s policy that the commissions paid an Affiliated Broker must be (1) at least as favorable as commissions contemporaneously charged by the Affiliated Broker on comparable transactions for its most favored unaffiliated customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm and customers of the Affiliated Broker considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in Neuberger Berman Fixed Income’s judgment. The Funds do not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by an Affiliated Broker. However, consideration regularly will be given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits an Affiliated Broker from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

A committee of Independent Fund Trustees from time to time will review, among other things, information relating to the commissions charged by an Affiliated Broker to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which an Affiliated Broker determines that the commissions paid to the Affiliated Broker by the Funds are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

To ensure that accounts of all investment clients, including a Fund, are treated fairly in the event that an Affiliated Broker receives transaction instructions regarding the same security for more than one investment account at or about the same time, the Affiliated Broker may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

Under policies adopted by the Board of Trustees, an Affiliated Broker may enter into agency cross-trades on behalf of a Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, the Affiliated Broker would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Fund cannot be an account over which the Affiliated Broker exercises investment discretion. A member of the Board of Trustees who will not be affiliated with the Affiliated Broker will review information about each agency cross-trade that the Fund participates in.

Portfolio Holdings Disclosure Policy

Each Fund prohibits the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of each Fund or NB Management (the “Potential Recipients”) unless such disclosure is consistent with a Fund’s legitimate business purposes and is in the best interests of its shareholders (the “Best Interests Standard”).

NB Management and each Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of that Fund (e.g., securities lending agents) (the “Allowable Recipients”). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as “Approved Recipients.” The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management’s legal and compliance department.

Portfolio Holdings Disclosure Procedures

Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of a Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the respective Fund or NB Management. Following this approval, the form is submitted to NB Management’s legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

Neither a Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds’ Chief Compliance Officer, the Board of Trustees reviews the Funds’ portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

Pursuant to Codes of Ethics adopted by each Fund, NB Management and Neuberger Berman Fixed Income (“Codes of Ethics”), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of that Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds’ shareholders. The Codes of Ethics also prohibit any person associated with a Fund, NB Management or Neuberger Berman Fixed Income, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by a Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients

Each Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

State Street Bank and Trust Company (“State Street”). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund’s activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund’s written consent. State Street receives reasonable compensation for its services and expenses as custodian.

Securities Lending Agent. One or more of the Funds may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Funds’ portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to a Fund’s operations that is designated by that Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Fund participating in the agreement pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

Other Third-Party Service Providers to the Funds. Each Fund may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to that Fund who require access to this information to fulfill their duties to the Funds.

In addition, each Fund may disclose portfolio holdings information to third parties that calculate information derived from holdings for use by NB Management and/or Neuberger Berman Fixed Income. Currently, each Fund provides its complete portfolio holdings to FactSet Research Systems Inc. (“FactSet”) each day for this purpose. FactSet receives reasonable compensation for its services.

In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

Rating, Ranking and Research Agencies. Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for each Fund. Each Fund provides its complete portfolio holdings to: Vestek each day; Fitch Inc. each week, for Funds who are rated by Fitch Inc.; and Lipper, a Reuters company on the second business day of each month. Each Fund also provides its complete month-end portfolio holdings to Data Communiqué International (“DCI”), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Fund’s top 10 holdings. No compensation is received by any Fund, NB Management, Neuberger Berman Fixed Income or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Fund’s portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each Fund.

Expense Offset Arrangement

Each Fund (and each Master Series prior to September 29, 2008) also has an expense offset arrangement in connection with its custodian contract. For the fiscal year ended March 31, 2009, the impact of this arrangement was a reduction of expenses as follows for each Fund:

Funds	Amount of Reduction of Expenses
Institutional Cash	$[ ]

Prime Money	$[ ]

Proxy Voting

The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

NB Management has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NB Management’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NB Management’s voting guidelines.

NB Management’s guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information regarding how the Master Series, in which each Fund invested in prior to September 29, 2008, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

REPORTS TO SHAREHOLDERS

Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the respective independent registered public accounting firm for each Fund. Each Fund’s statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds

Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an amended and restated Trust Instrument dated as of April 1, 2009. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has two separate operating series (the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Neuberger Berman Institutional Cash Fund was previously a series of Neuberger Berman Income Funds, a Delaware statutory trust. On December 21, 2004, shareholders of Neuberger Berman Institutional Cash Fund voted to approve its reorganization into a series of the Trust.

Prior to September 29, 2008, Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund were organized as feeder funds in master-feeder structures rather than in a single-tier, multiple class structure.

Description of Shares. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

Certain Provisions of Trust Instrument. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

Other. For Fund shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

CUSTODIAN AND TRANSFER AGENT

Each Fund has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund’s transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Institutional Liquidity Series, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

Neuberger Berman Institutional Cash Fund has selected [__________________________]  as the independent registered public accounting firm that will audit its financial statements.

Neuberger Berman Prime Money Fund has selected  [____________________________] as the independent registered public accounting firm that will audit its financial statements.

LEGAL COUNSEL

The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [______], 2009, the following are all of the beneficial and record owners of more than five percent of the Trust Class of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

Fund	Name & Address	Percent Owned
Neuberger Berman Institutional Cash Fund Trust Class Neuberger Berman Prime Money Fund Trust Class

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC’s offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

The following financial statements and related documents are incorporated herein by reference from the Funds’ Annual Report to shareholders for the fiscal year ended March 31, 2009:

The audited financial statements of Neuberger Berman Institutional Cash Fund, notes thereto, and the reports of  [______________], independent registered public accounting firm, with respect to such audited financial statements.

The audited financial statements of Neuberger Berman Prime Money Fund, notes thereto, and the reports of [______________], independent registered public accounting firm, with respect to such audited financial statements.

     Appendix A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P corporate bond ratings:

AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody’s corporate bond ratings:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as “high grade bonds.” They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Modifiers - Moody’s may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Fitch, Inc. corporate bond ratings:

The following descriptions of Fitch’s long-term debt ratings have been published by Fitch’s IBCA Investors Service.

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

BB - Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B - Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

DBRS corporate bond ratings:

The following descriptions of DBRS short-term debt ratings have been published by Dominion Bond Rating Service.

AAA – Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, debt rated AA differs from debt rated AAA only to a small degree.

A - Long-term debt rated A is considered to be of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

High or Low – The ratings above may be modified by the addition of “high” or “low” to show relative standing within the major categories. The absence of either indicates the rating is in the “middle” of a category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades.

S&P commercial paper ratings:

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody’s commercial paper ratings:

Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-	Leading market positions in well-established industries.

-	High rates of return on funds employed.

-	Conservative capitalization structures with moderate reliance on debt and ample asset protection.

-	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Fitch commercial paper ratings:

The following descriptions of Fitch short-term debt ratings have been published by Fitch’s IBCA Investors Service.

F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

DBRS commercial paper ratings:

The following descriptions of DBRS short-term debt ratings have been published by Dominion Bond Rating Service.

R-1 (high) – Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

R-1 (middle) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
POST-EFFECTIVE AMENDMENT NO. 7 ON FORM N-1A

PART C

OTHER INFORMATION

Item 23.     Exhibits

Exhibit Number	Description
(a)	(1)

Certificate of Trust. Incorporated by Reference to Neuberger Berman Institutional Liquidity Series’ (“Registrant’s”) initial Registration Statement on Form N-1A, File Nos. 333-120168 and 811-21647 (Filed November 2, 2004).

	(2)	Trust Instrument, Amended and Restated. (Filed herewith).
(b)	By-Laws, Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-120168 and 811-21647 (Filed May 29, 2008).
(c)	(1)

By-Laws, Amended and Restated, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-120168 and 811-21647 (Filed May 29, 2008).

	(2)	Trust Instrument, Amended and Restated, Articles IV, V and VI. (Filed herewith).
(d)	(1)	Management Agreement between Registrant and Neuberger Berman Management LLC (“NB Management”). (Filed herewith).
	(2)	Investment Advisory Agreement between NB Management and Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC). (Filed herewith).
(e)	(1)	Distribution and Services Agreement between Registrant, on behalf of its series Neuberger Berman Prime Money Fund, and NB Management. (Filed herewith).
	(2)	Distribution Agreement between Registrant, on behalf of its series Neuberger Berman Institutional Cash Fund, and NB Management. (Filed herewith).
(f)	Bonus, Profit Sharing Contracts. None.
(g)

Custodian Contract Between Registrant and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-120168 and 811-21647 (Filed July 29, 2005).

(h)	(1)

Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-120168 and 811-21647 (Filed July 28, 2006).

	(2)	Administration Agreement between Registrant and NB Management. (Filed herewith).
	(3)	Expense Limitation Agreement with respect to Trust Class shares of Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund. (Filed herewith).
(i)	Opinion and Consent of K&L Gates LLP with respect to legality of securities being registered. To be filed by subsequent amendment.
(j)	(1)	Consent of Independent Registered Public Accounting Firm. (To be filed by subsequent amendment).
	(2)	Consent of Independent Registered Public Accounting Firm. (To be filed by subsequent amendment).
(k)	Financial Statements Omitted from Prospectus. None.
(l)

Letter of Investment Intent. Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-120168 and 811-21647 (Filed December 23, 2004).

(m)

Plan Pursuant to Rule 12b-1 with respect to Trust Class shares of Neuberger Berman Prime Money Fund. Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-120168 and 811-21647 (Filed December 23, 2004).

(n)	Plan Pursuant to Rule 18f-3 under the 1940 Act. None.
(o)	Powers of Attorney for Registrant. (Filed herewith).
(p)	(1)

Code of Ethics for Registrant and NB Management. Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-120168 and 811-21647 (Filed December 23, 2004).

	(2)

Code of Ethics for Neuberger Berman Fixed Income LLC. Incorporated by Reference to Registrant’s initial Registration Statement on Form N-1A, File Nos. 333-120168 and 811-21647 (Filed November 2, 2004).

Item 24.     Persons Controlled By or Under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 25.     Indemnification.

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that “every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof…”. Indemnification will not be provided to a person adjudicated by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreement between Neuberger Berman Management LLC (“NB Management”) and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management’s discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to the Registrant or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management’s reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Registrant.

Section 6 of the Investment Advisory Agreement between NB Management and Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) (“NBFI”), with respect to the Registrant, provides that neither NBFI nor any director, officer or employee of NBFI performing services for any series of the Registrant shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Registrant in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each series of the Registrant provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management’s entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such series; provided, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management or that of its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NB Management shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NB Management. Section 13 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by the Registrant that result from: (i) NB Management’s failure to comply with the terms of the Agreement; or (ii) NB Management’s lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 14 of the Distribution and Services Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers Insurance.

Item 26.     Business and Other Connections of Investment Adviser and Sub-Adviser.

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME	BUSINESS AND OTHER CONNECTIONS
Joseph V. Amato Chief Executive Officer and President, Neuberger Berman LLC

Chief Executive Officer and President, Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.), since 2007; Managing Director of Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) (“NBFI”) since 2007; Global Head of Asset Management in the Investment Management Division, Lehman Brothers Holdings Inc., since 2006; Member of the Investment Management Division’s Executive Management Committee, Lehman Brothers Holdings Inc., since 2006; Board member of NBFI since 2006; formerly, Managing Director, Lehman Brothers Inc., 2006 to 2008.

Thanos Bardas Vice President, NB Management	Portfolio Manager.
John J. Barker Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Ann H. Benjamin Vice President, NB Management	Portfolio Manager.
Michael L. Bowyer Vice President, NB Management	Associate Portfolio Manager.
Claudia A. Brandon Senior Vice President and Assistant Secretary, NB Management

Senior Vice President, Neuberger Berman LLC since 2007; formerly, Vice President, Neuberger Berman LLC, 2002 to 2006 and Employee since 1999; Executive Vice President and Secretary, Neuberger Berman Advisers Management Trust; Executive Vice President and Secretary, Neuberger Berman Equity Funds; Executive Vice President and Secretary, Lehman Brothers Income Funds; Executive Vice President and Secretary, Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman New York Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman California Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Income Opportunity Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Real Estate Securities Income Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Dividend Advantage Fund Inc.; Executive Vice President and Secretary, Neuberger Berman High Yield Strategies Fund; Executive Vice President and Secretary, Neuberger Berman Institutional Liquidity Series; Executive Vice President and Secretary, Lehman Brothers Institutional Liquidity Funds.

David M. Brown Vice President, NB Management	Portfolio Manager.
David H. Burshtan Vice President, NB Management	Portfolio Manager.
Robert Conti President and Chief Executive Officer, NB Management

Managing Director, Neuberger Berman LLC since 2007; formerly, Senior Vice President of Neuberger Berman LLC, 2003 to 2006; formerly, Vice President, Neuberger Berman LLC, from 1999 to 2003; President, Chief Executive Officer and Trustee, Lehman Brothers Income Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Equity Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Advisers Management Trust; President, Chief Executive Officer and Director, Neuberger Berman Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Income Opportunity Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Dividend Advantage Fund Inc.; President, Chief Executive Officer and Trustee, Neuberger Berman High Yield Strategies Fund; President, Chief Executive Officer and Trustee, Neuberger Berman Institutional Liquidity Series; President, Chief Executive Officer and Trustee, Lehman Brothers Institutional Liquidity Funds.

Robert B. Corman Managing Director, NB Management	Managing Director, Neuberger Berman LLC
Robert W. D’Alelio Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Alison Deans Managing Director, NB Management	Managing Director, Neuberger Berman LLC.
John C. Donohue Vice President, NB Management	Portfolio Manager.
Ingrid Dyott Vice President, NB Management	Vice President, Neuberger Berman LLC; Associate Portfolio Manager; Portfolio Manager.
Janet Fiorenza Vice President, NB Management	Managing Director, Neuberger Berman LLC.
Lawrence K. Fisher Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Daniel J. Fletcher Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Michael Foster Vice President, NB Management	Vice President, Neuberger Berman LLC; Portfolio Manager.
William J. Furrer Vice President, NB Management	Portfolio Manager.
Maxine L. Gerson Secretary, General Counsel and Senior Vice President, NB Management

Senior Vice President, Deputy General Counsel and Assistant Secretary, Neuberger Berman LLC; Executive Vice President and Chief Legal Officer, Lehman Brothers Income Funds; Executive Vice President and Chief Legal Officer, Neuberger Berman Equity Funds; Executive Vice President and Chief Legal Officer, Neuberger Berman Advisers Management Trust; Executive Vice President and Chief Legal Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Income Opportunity Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Dividend Advantage Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman High Yield Strategies Fund; Executive Vice President and Chief Legal Officer, Neuberger Berman Institutional Liquidity Series; Executive Vice President and Chief Legal Officer, Lehman Brothers Institutional Liquidity Funds.

Anthony Gleason Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Richard Grau Vice President, NB Management	Vice President, Neuberger Berman LLC; Portfolio Manager.
Edward S. Grieb Treasurer and Chief Financial Officer, NB Management	Senior Vice President and Treasurer, Neuberger Berman LLC; Treasurer, Neuberger Berman Holdings LLC.
Todd E. Heltman Vice President, NB Management	None; Formerly, Portfolio Manager.
Eric D. Hiatt Vice President, NB Management	Portfolio Manager.
James L. Iselin Vice President, NB Management	Portfolio Manager.
Brian Jones Vice President, NB Management	Vice President, Neuberger Berman LLC; Portfolio Manager.
Kristina Kalebich Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Gerald Kaminsky Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Michael Kaminsky Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Brian Kerrane Vice President, NB Management

Senior Vice President, Neuberger Berman LLC; Vice President, Lehman Brothers Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund; Vice President, Neuberger Berman Institutional Liquidity Series; Vice President, Lehman Brothers Institutional Liquidity Funds.

Richard W. Knee Vice President, NB Management	None; Formerly, Portfolio Manager.
Sajjad S. Ladiwala Vice President, NB Management	Associate Portfolio Manager.
David M. Levine Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Richard S. Levine Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Kristian J. Lind Vice President, NB Management	Portfolio Manager.
Arthur Moretti Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
S. Basu Mullick Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Thomas P. O’Reilly Vice President, NB Management	Portfolio Manager.
Loraine Olavarria Assistant Secretary, NB Management	None.
Kevin Pemberton Vice President, NB Management	None.
Alexandra Pomeroy Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Andrew Provencher Managing Director, NB Management

Managing Director, Neuberger Berman LLC; Vice President, Lehman Brothers Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund; Vice President, Neuberger Berman Institutional Liquidity Series; Vice President, Lehman Brothers Institutional Liquidity Funds.

Elizabeth Reagan Vice President, NB Management	None.
Brett S. Reiner Vice President, NB Management	Associate Portfolio Manager.
Timothy J. Robey Vice President, NB Management	Portfolio Manager.
Daniel D. Rosenblatt Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Conrad A. Saldanha Vice President, NB Management	Portfolio Manager.
Mindy Schwartzapfel Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Benjamin E. Segal Vice President, NB Management	Managing Director, Neuberger Berman LLC since November 2000; Portfolio Manager.
Steve S. Shigekawa Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Neil S. Siegel Managing Director, NB Management

Managing Director, Neuberger Berman LLC; Vice President, Lehman Brothers Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund; Vice President, Neuberger Berman Institutional Liquidity Series; Vice President, Lehman Brothers Institutional Liquidity Funds.

Ronald B. Silvestri Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Thomas A. Sontag Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Michelle B. Stein Vice President, NB Management	Portfolio Manager.
Mamundi Subhas Vice President, NB Management	Portfolio Manager.
Bradley C. Tank Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Kenneth J. Turek Vice President, NB Management	Portfolio Manager.
Judith M. Vale Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Richard Werman Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Chamaine Williams Chief Compliance Officer, NB Management

Chief Compliance Officer, Lehman Brothers Income Funds; Chief Compliance Officer, Neuberger Berman Equity Funds; Chief Compliance Officer, Neuberger Berman Advisers Management Trust; Chief Compliance Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman Income Opportunity Fund Inc.; Chief Compliance Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Chief Compliance Officer, Neuberger Berman Dividend Advantage Fund Inc.; Chief Compliance Officer, Neuberger Berman High Yield Strategies Fund; Chief Compliance Officer, Neuberger Berman Institutional Liquidity Series; Chief Compliance Officer, Lehman Brothers Institutional Liquidity Funds.

The principal address of NB Management and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Information as to the directors and officers of Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Neuberger Berman Fixed Income LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.     Principal Underwriters.

(a)     NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

Neuberger Berman Advisers Management Trust
Neuberger Berman Equity Funds
Lehman Brothers Income Funds

Lehman Brothers Institutional Liquidity Funds

(b)     Set forth below is information concerning the directors and officers of the Registrant’s principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant’s principal underwriter.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Thanos Bardas	Vice President	None
John J. Barker	Vice President	None
Ann H. Benjamin	Vice President	None
Michael L. Bowyer	Vice President	None
Claudia A. Brandon	Senior Vice President & Assistant Secretary	Executive Vice President and Secretary
David M. Brown	Vice President	None
David H. Burshtan	Vice President	None
Robert Conti	President and Chief Executive Officer	Chief Executive Officer, President and Trustee
Robert B. Corman	Managing Director	None
Robert W. D’Alelio	Vice President	None
Alison Deans	Managing Director	None
John C. Donohue	Vice President	None
Ingrid Dyott	Vice President	None
Janet Fiorenza	Vice President	None
Lawrence K. Fisher	Vice President	None
Daniel J. Fletcher	Vice President	None
Michael Foster	Vice President	None
William J. Furrer	Vice President	None
Maxine L. Gerson	Secretary, General Counsel and Senior Vice President	Executive Vice President and Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes – Oxley Act of 2002)
Anthony Gleason	Vice President	None
Richard Grau	Vice President	None
Edward S. Grieb	Treasurer and Chief Financial Officer	None
Todd E. Heltman	Vice President	None
Eric D. Hiatt	Vice President	None
James L. Iselin	Vice President	None
Brian Jones	Vice President	None
Kristina Kalebich	Vice President	None
Gerald Kaminsky	Vice President	None
Michael Kaminsky	Vice President	None
Brian Kerrane	Vice President	Vice President
Richard W. Knee	Vice President	None
Sajjad S. Ladiwala	Vice President	None
David M. Levine	Vice President	None
Richard S. Levine	Vice President	None
Kristian Lind	Vice President	None
Arthur Moretti	Vice President	None
S. Basu Mullick	Vice President	None
Thomas P. O’Reilly	Vice President	None
Loraine Olavarria	Assistant Secretary	None
Kevin Pemberton	Vice President	None
Alexandra Pomeroy	Vice President	None
Andrew Provencher	Managing Director	Vice President
Elizabeth Reagan	Vice President	None
Brett S. Reiner	Vice President	None
Timothy J. Robey	Vice President	None
Daniel D. Rosenblatt	Vice President	None
Conrad A. Saldanha	Vice President	None
Mindy Schwartzapfel	Vice President	None
Benjamin E. Segal	Vice President	None
Steve S. Shigekawa	Vice President	None
Neil S. Siegel	Managing Director	Vice President
Ronald B. Silvestri	Vice President	None
Thomas A. Sontag	Vice President	None
Michelle B. Stein	Vice President	None
Mamundi Subhas	Vice President	None
Bradley C. Tank	Vice President	None
Kenneth J. Turek	Vice President	None
Judith M. Vale	Vice President	None
Richard Werman	Vice President	None
Chamaine Williams	Chief Compliance Officer	Chief Compliance Officer

(c)     No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.     Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant’s Trust Instrument and By-Laws, minutes of meetings of the Registrant’s Trustees and shareholders and the Registrant’s policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.     Management Services.

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 29th day of May, 2009.

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

     Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	May 29, 2009
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	May 29, 2009
John M. McGovern
/s/ Joseph V. Amato	Trustee	May 29, 2009
Joseph V. Amato*
/s/ John Cannon	Trustee	May 29, 2009
John Cannon*
/s/ Faith Colish	Trustee	May 29, 2009
Faith Colish*
/s/ Martha C. Goss	Trustee	May 29, 2009
Martha C. Goss*
/s/ C. Anne Harvey	Trustee	May 29, 2009
C. Anne Harvey*
/s/ Robert A. Kavesh	Trustee	May 29, 2009
Robert A. Kavesh*
/s/ Michael M. Knetter	Trustee	May 29, 2009
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	May 29, 2009
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	May 29, 2009
George W. Morriss*
/s/ Edward I. O’Brien	Trustee	May 29, 2009
Edward I. O’Brien*
/s/ Jack L. Rivkin	Trustee	May 29, 2009
Jack L. Rivkin*
/s/ Cornelius T. Ryan	Trustee	May 29, 2009
Cornelius T. Ryan*
/s/ Tom D. Seip	Chairman of the Board and Trustee	May 29, 2009
Tom D. Seip*
/s/ Candace L. Straight	Trustee	May 29, 2009
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	May 29, 2009
Peter P. Trapp*

*Signatures affixed by Lynn A. Schweinfurth on May 29, 2009 pursuant to a power of attorney filed herewith.